As filed with the Securities and Exchange Commission on March 19, 2004

                                               File Nos. 333-91050 and 811-21123

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                      Pre-Effective Amendment No. ____  [_]

                       Post-Effective Amendment No. 5   [X]

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                               Amendment No. 7  [X]
                        (Check appropriate box or boxes.)

                                  AGILEX FUNDS
               (Exact Name of Registrant as Specified in Charter)

                     1200 South Pine Island Road, Suite 300
                            Plantation, Florida 33324
                                 (954) 617-1700
               (Address of Principal Executive Offices) (Zip Code)

                               Larry B. Schweiger
                       Black Diamond Asset Management LLC
                           1200 South Pine Island Road
                                    Suite 300
                            Plantation, Florida 33324
                     (Name and Address of Agent for Service)

                        with a copy of communications to:

                              Robert J. Zutz, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                             Washington, D.C. 20036

Approximate Date of Proposed Public Offering:
As soon as practicable after the effectiveness of the registration under the Securities Act of 1933.

It is proposed that this filing will become effective (check appropriate box)

     [ ]  immediately upon filing pursuant to paragraph (b)
     [ ]  on (date) pursuant to paragraph (b)
     [ ]  60 days after filing pursuant to paragraph (a)(1)
     [ ]  on (date) pursuant to paragraph (a)(1)
     [X]  75 days after filing pursuant to paragraph (a)(2)
     [ ]  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                  AGILEX FUNDS



                                   PROSPECTUS

                                  MAY __, 2004





                        AGILEX TOTAL INDEX GROWTH FUND IV

                            AGILEX LS GROWTH FUND IV*
         *This Fund is only offered to certain High Net Worth Investors as described herein.




The Securities and Exchange Commission has not approved or disapproved the Funds' shares or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

ALL ABOUT THE AGILEX FUNDS.....................................................2
         AGILEX Growth Funds Summary...........................................2
         AGILEX Growth Funds Fee Table.........................................7
ADDITIONAL INFORMATION ON HOW THE AGILEX GROWTH FUNDS WILL OPERATE.............9
ADDITIONAL INFORMATION ON STRATEGIES AND RISKS................................11
MANAGEMENT....................................................................13
YOUR ACCOUNT..................................................................17
OTHER INFORMATION.............................................................24

ALL ABOUT THE AGILEX FUNDS
--------------------------------------------------------------------------------

This Prospectus offers shares in two AGILEX Funds. You should carefully read the entire Prospectus, including the descriptions of the risks of investing in a Fund, before you invest in a Fund.

                          AGILEX GROWTH FUNDS SUMMARY

                                IMPORTANT DATES:


INVESTMENT DATE: August __, 2004.

OFFERING PERIOD: May __, 2004 to July __, 2004.

PRINCIPAL PROTECTION MATURITY DATE: August __, 2011.


                      IMPORTANT TERMS:

ADVISER means AGILEX Advisers LLC.

COMMON STOCK means an equity or ownership interest in a company.

ETFS mean exchange-traded investment companies that are designed to provide results corresponding to an equity index. ETFs include, among others, iShares, QQQs and SPDRS.

FUTURES means futures contracts, including Index Futures, whose value is based on the value of an underlying index, such as the S&P 500 Index, at some future point.

GOVERNMENT SECURITIES mean securities, including Zero Coupon Treasuries, issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

OPTIONS mean option contracts, including Index Options, OTC Options and Options on ETFs, whose value is based on the value of an underlying index, such as the S&P 500 Index, at some future point.

PROTECTED AMOUNT means 90% of the value of a shareholder's principal investment in a Fund (INCLUDING ANY SALES LOAD CHARGED ON THE PURCHASE OF SHARES OF THE
FUND) as of the Investment Date based on the formula in the "Principal Protection Feature" section.

PROTECTED AMOUNT PERCENTAGE means the percentage used to determine a shareholder's Protected Amount, which shall be 90%.

SUBADVISER means Broadmark Asset Management, LLC.

TRUST means AGILEX Funds.

ZERO COUPON TREASURIES mean debt obligations that are issued or guaranteed by the U.S. Treasury and are sold at a significant discount from their face value. These securities do not pay current interest to holders prior to maturity, a specified redemption date or cash payment date.

                               IMPORTANT INDICES:


S&P 500 INDEX means an unmanaged index composed of common stocks of 500 publicly traded large capitalization companies.

NASDAQ 100 INDEX means an unmanaged index composed of 100 of the largest and most actively traded non-financial companies listed on the Nasdaq National Market tier of The Nasdaq Stock Market.

S&P MID-CAP 400 INDEX means an unmanaged index composed of the common stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation.

RUSSELL 2000 INDEX means an unmanaged index composed of the common stocks of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

For more information on these Indices, please see the Statement of Additional Information that supplements this Prospectus.

INVESTMENT OBJECTIVES

The investment objectives of each Fund are as follows.

The AGILEX TOTAL INDEX GROWTH FUND IV ("TOTAL INDEX FUND"). Primary Objective:
    To meet or exceed the performance of the S&P 500 Index over a seven-year period with absolute returns. Secondary Objective: To protect a shareholder's Protected Amount at the end of the same seven-year period.

The AGILEX LS GROWTH FUND IV ("LS FUND"). Primary Objective: To meet or exceed the performance of the S&P 500 Index over a seven-year period with absolute returns. Secondary Objective: To protect a shareholder's Protected Amount at the end of the same seven-year period. This Fund is offered only to certain high net-worth investors.

PRINCIPAL INVESTMENT STRATEGIES

To protect your Protected Amount over a seven-year period, each Fund expects to invest in an amount of Zero Coupon Treasuries on the Investment Date that will mature at a stated par value on or before the Principal Protection Maturity Date. Each Fund will invest in an amount of Zero Coupon Treasuries that is sufficient for the Fund to be able to pay you your Protected Amount on the Principal Protection Maturity Date. The Zero Coupon Treasuries purchased by a Fund on the Investment Date are segregated with the Fund's custodian and are referred to herein as the "Designated Treasury Securities." It is expected that at least 60% of a Fund's assets initially will consist of Designated Treasury Securities.

Each Fund seeks to meet or exceed the performance of the S&P 500 Index over a seven-year period by investing in put and call Options and in Futures on any or all of the S&P 500 Index, NASDAQ 100 Index, S&P Mid-Cap 400 Index and Russell 2000 Index. The equity investment strategy of each Fund is designed to capture the upward movement of the various indices in which it may be invested and minimize the Fund's exposure to downward movement in those indices.

The Subadviser applies its proprietary models to implement each Fund's strategy. When the models indicate that markets are strengthening, the Subadviser seeks to participate in the positive movement of an index by increasing the Fund's exposure to that index, while maintaining minimum cash levels. When the models indicate that markets are weakening, the Subadviser seeks to limit a Fund's exposure to an index by reducing the Fund's investment in that index, increasing cash levels, and, for the LS Fund, potentially shorting an index in appropriate circumstances to enhance the performance of the Fund. The Subadviser achieves short exposure through the purchase of put Options and not through the use of short sales. The Subadviser determines the level and degree of exposure for each Fund and the appropriate indices in which to invest.

In this connection, the Subadviser uses OTC Options, Index Options, Options on ETFs, and Futures because they provide increased exposure to an index's performance without buying the underlying securities comprising the index. The use of Options also permits a Fund to diversify its investments and seek performance enhancement, while putting at risk only the premium paid for the option. The Subadviser may invest a Fund's assets directly in ETFs. As a defensive measure, the Subadviser also may invest a Fund's assets (other than assets invested in Designated Treasury Securities) without limitation in cash and U.S. government securities, money market instruments and prime quality cash equivalents.

NO FUND WILL PURCHASE SECURITIES ON MARGIN OR MAKE SHORT SALES OF SECURITIES.

Because the Funds invest in Options and Futures, each Fund may treat a greater portion of the gain on its investments (I.E., certain Options and Futures) held for a year or less as long-term capital gain compared to typical equity funds that do not invest in Options and Futures to the same extent. This is so because under the Internal Revenue Code, the gain or loss recognized by a Fund on the actual or deemed disposition of certain Options and Futures (including those held for a year or less) will be treated by the Fund as 60% long-term and 40% short-term capital gain or loss. For individual taxpayers, long-term capital gains are taxed at a lower rate than short-term capital gains or ordinary income (other than certain dividends). SEE "Other Information - Taxes"

PRINCIPAL PROTECTION FEATURE

On the Investment Date, each shareholder's Protected Amount shall be the product of the Protected Amount Percentage (90%) and the shareholder's initial investment amount.

The actual amount of Designated Treasury Securities purchased by a Fund will be the product of the actual price of the 7-year Zero Coupon Treasuries maturing at par ($100) on the Investment Date times the Protected Amount Percentage.

Each Fund then invests in the Designated Treasury Securities to provide the funds necessary to pay your Protected Amount at maturity. If you maintain your initial investment in a Fund until the Principal Protection Maturity Date and reinvest all your dividends and other distributions in additional shares of the Fund, you will be entitled to the greater of the net asset value of your shares of the Fund ("NAV") or your Protected Amount on the Principal Protection Maturity Date, subject to the risks and the other conditions to principal protection described in this Prospectus.

If you redeem (sell) or exchange any of your shares of a Fund before the Principal Protection Maturity Date, you will reduce your Protected Amount by the same percentage amount as the reduction in the amount of your current investment in the Fund. For example, if you invested $25,000 in the Total Index Fund (with a Protected Amount Percentage of 90%), your Protected Amount is $22,500. If one year later the value of your investment is $30,000 and you sell $3,000 worth of shares (i.e., 10% of $30,000), your Protected Amount will be reduced by 10% to $20,250. If after one year, the value of your investment is $20,000 and you sell $3,000 worth of shares (i.e., 15% of $20,000), your Protected Amount will be reduced by 15% to $19,125. Similarly, if you do not reinvest all your dividends and other distributions, your Protected Amount will be reduced by the same percentage amount that the dividend or other distribution represents of your total account value.

Please see pages 9-10 for more information on the operation of the AGILEX Growth Funds.

PRINCIPAL RISKS OF INVESTING IN A FUND

The principal risks of an investment in a Fund are interest rate risk, credit risk, market risk and management risk.

Interest rate risk is the risk that changes in interest rates will affect a Fund's investments, including investment in the Designated Treasury Securities used to fund your Protected Amount. Increases in interest rates may cause a decline in the value of a Fund's investment in the Designated Treasury Securities during the period between the Investment Date and the Principal Protection Maturity Date, which could result in a loss to you if you were to sell your shares in a Fund before the Principal Protected Maturity Date. However, it is not expected that interest rate risk will affect the ability of a Fund to receive the par value of the Designated Treasury Securities on their maturity date or the ability of a Fund to pay your Protected Amount if the Designated Treasury Securities are held until their maturity.

Credit risk is the risk that the issuer of a security or other party to an over-the-counter transaction will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. It is not expected that credit risk will affect the ability of a Fund to receive the par value of the Designated Treasury Securities on their maturity date.

Market risk is the risk that the value of a Fund's investments, including its investment in Designated Treasury Securities, will fluctuate and that prices overall will decline over short- or long-term periods. Each Fund may use investment techniques that could be considered aggressive, including, for example, the use of Futures on equity indices. There is no assurance that a Fund will achieve its investment objective. If a Fund's investments were to experience drastic or sustained losses, it could be necessary for the Fund to sell Designated Treasury Securities to pay its expenses, which would reduce the funds available to the Fund to pay the Protected Amount to shareholders on the Principal Protection Maturity Date. If insufficient Designated Treasury Securities exist on the Principal Protection Maturity Date, it is possible, although unlikely, that the Fund would be unable to pay the full Protected Amount, if necessary.

Management risk is the risk that the Subadviser's strategies and securities selections might not produce the intended results.

A Fund does not provide a specific return on your capital and does not ensure that you will experience an overall positive return from your investment in the Fund.

You would not receive your full Protected Amount on the Principal Protection Maturity Date if:

    o You redeem some or all of your shares in a Fund prior to the Principal Protection Maturity Date or fail to reinvest all of your dividends and other distributions in additional shares of the Fund; or

    o The Fund has insufficient other assets to pay its expenses, including extraordinary expenses, if any, thereby causing the Fund to sell Designated Treasury Securities prior to the Principal Protection Maturity Date; however, the Fund will maintain a cash reserve of at least 5% of its net assets for the purpose of paying its expenses.

An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

OFFERING PERIOD AND INVESTMENT DATE

Each Fund has an Offering Period that begins on May __, 2004 and ends on July __, 2004. Each Fund will accept orders to purchase shares only during the Offering Period. Any funds you send to a Fund during the Offering Period will be invested in that Fund, less any applicable sales load, while you are waiting for the Investment Date for the Fund. During the Offering Period, the Fund will invest in Government Securities, cash and cash equivalents. On the Investment Date, the Fund will convert its assets to Designated Treasury Securities and other instruments as described in this Prospectus.

WHO MAY WANT TO INVEST IN A FUND

A Fund may be appropriate for you if you:
    o Seek potential for growth but place a premium on capital preservation, and
    o Have an investment time horizon of at least seven years.

A Fund may NOT be appropriate for you if you:
    o Need regular income, or
    o Are pursuing a short-term goal or investing emergency reserves.

PERFORMANCE

Performance information is not provided because the Funds have not commenced operations prior to the date of this Prospectus.

AGILEX GROWTH FUNDS FEE TABLE

The following tables describe the various fees and expenses that you will bear if you invest in a Fund.

SHAREHOLDER FEES - TOTAL INDEX FUND (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                $25,000 TO   $100,000 TO    $250,000    $500,000 OR MORE
                                                                  $99,999      $249,999    TO $499,999
Maximum Sales Charge (Load) Imposed on Purchases                  4.75%*        3.75%*       2.75%*         1.75%*
(as a % of offering price)
Maximum Deferred Sales Charge (Load) Imposed on Purchases          None          None         None           None
(as a % of purchase or sales price, whichever is lower)
* Maximum sales load, as applicable, is charged on an investment in each Fund.

ANNUAL TOTAL INDEX FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees(1)                                                                     0.81%
Rule 12b-1 Fees(2)                                                                     0.75%
Other Expenses(3)                                                                      0.65%
Total Annual Fund Operating Expenses                                                   2.21%

(1)    The aggregate annual management fee paid by the Total Index Fund equals the sum of (1)
       0.40% of the average daily net assets of the Fund invested in Designated Treasury
       Securities, plus (2) 2.00% of the average daily net assets of the Fund invested in all other assets. The management fee shown in the table above is the estimated management fee for the Total Index Fund for the fiscal year ending December 31, 2004. This estimate is based on assumptions regarding the amount of the Fund's assets that will be invested in Designated Treasury Securities (based on prices for such securities as of the date of this Prospectus) and other assets. The actual Management Fee paid by the
       Fund will vary and may be higher than the estimate. For additional information on the
       Management Fees, please refer to "The Adviser and Subadviser" sub-section of the
       "Management" section of the Prospectus.

(2)    Rule 12b-1 fees are used to compensate intermediaries (including the Adviser and
       Distributor as defined below) for providing distribution-related, marketing and other services to shareholders. No Rule 12b-1 fees are assessed during the Offering Period.

(3)    Based on estimated amounts for the Total Index Fund's fiscal year ending December 31,
       2004. The actual expense ratio of a Fund could be materially different from that shown in the table above if the Fund's net assets or other results of operations at the end of the first fiscal year are different than the assumptions used to derive these estimates.

             SHAREHOLDER FEES - LS FUND (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                $25,000 TO   $100,000 TO    $250,000    $500,000 OR MORE
                                                                  $99,999      $249,999    TO $499,999
Maximum Sales Charge (Load) Imposed on Purchases                  4.75%*        3.75%*       2.75%*         1.75%*
(as a % of offering price)
Maximum Deferred Sales Charge (Load) Imposed on Purchases          None          None         None           None
(as a % of purchase or sales price, whichever is lower)
* Maximum sales load, as applicable, is charged on an investment in each Fund.

ANNUAL LS FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees(1)                                                                      0.25%
Rule 12b-1 Fees(2)                                                                      0.75%
Other Expenses(3)                                                                       0.65%
Total Annual Fund Operating Expenses                                                    1.65%

(1)    The management fee is 0.25% plus 25% of the amount by which the return of the LS Fund at each calendar quarter-end exceeds the highest previous calendar quarter-ending return of that Fund. For additional information on the Management Fees, please refer to
       "The Adviser and Subadviser" sub-section of the "Management" section of the Prospectus.

(2)    Rule 12b-1 fees are used to compensate intermediaries (including the Adviser and
       Distributor as defined below) for providing distribution-related, marketing and other services to shareholders. No Rule 12b-1 fees are assessed during the Offering Period.

(3)    Based on estimated amounts for the LS Fund's fiscal year ending December 31, 2004. The actual expense ratio of the Fund could be materially different from that shown in the table above if the Fund's net assets or other results of operations at the end of the first fiscal year are different than the assumptions used to derive these estimates.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. This example assumes that you invest $25,000 in a Fund and then redeem all of your shares at the end of the period. The example also assumes that your investment has a 5% annual return, the Fund's expenses are equal to the Total Annual Operating Expenses as stated in the tables above and remain the same throughout each period, and distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

FUND

AGILEX TOTAL INDEX GROWTH FUND IV
    After One Year                                                 $1,721
    After Three Years                                              $2,833

AGILEX LS GROWTH FUND IV
    After One Year                                                 $1,587
    After Three Years                                              $2,427

ADDITIONAL INFORMATION ON HOW THE AGILEX GROWTH FUNDS WILL OPERATE
------------------------------------------------------------------

Each Fund seeks to meet or exceed the performance of the index identified in its investment objective over a seven-year period while protecting your Protected Amount at the end of the same seven-year period. There is no assurance that a Fund will achieve its investment objective. A Fund's investment objective may be changed without shareholder approval.

OFFERING PERIOD AND INVESTMENT DATE

The Offering Period is the time during which you may subscribe for shares of a Fund. Each Fund's Offering Period begins on May __, 2004 and ends on July __, 2004. August __, 2004 represents each Fund's Investment Date. Orders to purchase shares are accepted only during the Offering Period.

Any of your funds received by a Fund during the Offering Period will be invested in that Fund, less any applicable sales load. During the Offering Period, the Fund will invest in Government Securities, cash and cash equivalents. Your investment in the Fund during the Offering Period may earn dividends. You may redeem shares in a Fund during the Offering Period at any time. However, your remaining account value must be sufficient to meet that Fund's initial investment minimum. If you redeem all of your shares in a Fund prior to the Investment Date, you will be reimbursed any sales load you paid on the purchase of shares of the Fund.

If a Fund does not reach $5 million in assets and 500 shareholders by the end of the Offering Period, the Fund may extend its Offering Period for any length of time. Under these conditions, the Funds also reserve the right to liquidate and return the then current value of your account plus the sales load you paid on the purchase of shares.

On the Investment Date, each Fund will invest its assets in Designated Treasury Securities and other instruments as described in this Prospectus.

PRINCIPAL PROTECTION FEATURE

Your Protected Amount will equal 90% of your initial investment, including any sales load charged on the purchase of shares of the Fund, as of the Investment Date. You may not increase your Protected Amount in a Fund during the seven-year period between the Investment Date and the Principal Protection Maturity Date. There are conditions to this Principal Protection Feature that, if not met, may reduce your Protected Amount. The following conditions apply to the receipt of your Protected Amount on the Principal Protection Maturity Date:

    o You may NOT redeem (sell) or exchange any of your shares of a Fund prior to the Principal Protection Maturity Date. Although you may redeem or exchange shares of a Fund at NAV at any time, any such redemption or exchange will reduce your Protected Amount by the same percentage amount as the reduction of your current investment in the Fund, including the amount of the redemption. Further, if you redeem all your shares in a Fund prior to the Principal Protection Maturity Date, you will not be entitled to any amount under the Principal Protection Feature.

    o Your dividends and other distributions from a Fund must be automatically reinvested in additional shares of the Fund in order for you to receive your Protected Amount on the Principal Protection Maturity Date. If you elect to receive any dividends or other distributions in cash, your Protected Amount will be reduced by the same percentage amount that the dividend or other distribution represents of your total account value as of the date the dividend or other distribution is declared.

In addition, you may not receive your Protected Amount at the Principal Protection Maturity Date if:

    o The Fund has insufficient other assets to pay its expenses, including extraordinary expenses, if any, thereby causing the Fund to sell Designated Treasury Securities prior to the Principal Protection Maturity Date; however, each Fund will maintain a cash reserve of at least 5% of its net assets for the purpose of paying its expenses.

PRINCIPAL PROTECTION MATURITY DATE

On the Principal Protection Maturity Date, you may elect to redeem your shares or to exchange your shares of a Fund for shares of any new Fund to be offered on the Principal Protection Maturity Date. Prior to its Principal Protection Maturity Date, you will be sent a prospectus for the new Fund, if available. Because an exchange is a sale and purchase of shares, you will be subject to the new Fund's sales charge on the subsequent purchase of shares and any gain on the exchanged shares would be taxable.

If you do not elect to redeem or exchange shares on the Principal Protection Maturity Date, a Fund will liquidate its portfolio holdings to the extent necessary to redeem your shares and provide you with the greater of NAV or your Protected Amount owed to you by the Fund.

You may obtain your Protected Amount(s) by calling (800) 356-5740.

SUMMARY

In summary, if you maintain your initial investment in a Fund until the Principal Protection Maturity Date and reinvest all your dividends and other distributions in additional shares of the Fund, you will be entitled to the greater of NAV or your Protected Amount on the Principal Protection Maturity Date, subject to the risks and other conditions described in this Prospectus.

ADDITIONAL INFORMATION ON STRATEGIES AND RISKS
----------------------------------------------

ZERO COUPON TREASURIES. Zero Coupon Treasuries are debt obligations issued or guaranteed by the U.S. Treasury and sold at a significant discount from their face value and do not pay current interest to holders prior to maturity, a specified redemption date or cash payment date. The discount approximates the total interest the securities will accrue and compound over the period to maturity or the first interest payment date at a rate of interest reflecting the market rate of interest at the time of issuance. The original issue discount on the Zero Coupon Treasuries must be included ratably in the income of a Fund as the income accrues, even though payment has not been received. Because interest on Zero Coupon Treasuries is not paid on a current basis but is in effect compounded, the value of these securities is subject to greater fluctuations in response to changing interest rates than the value of debt obligations which distribute income regularly. It is not expected that this risk will affect the ability of a Fund to receive the par value of its investments in Zero Coupon Treasuries on their maturity date or the ability of a Fund to pay a shareholder's Protected Amount if the Zero Coupon Treasuries are held until maturity.

OPTIONS ON INDICES. Each Fund may purchase exchange-traded or over-the-counter put and call Options on stock indices. A Fund may employ these investment strategies to enhance the Fund's performance or to hedge against a decline in the value of securities owned by the Fund. However, the Subadviser will purchase put Options for the Total Index Fund only as a risk reducing technique. A stock index option is an option contract whose value is based on the value of a stock index at some future point in time. A stock index fluctuates with changes in the market values of the stocks included in the index. The effectiveness of purchasing or writing stock index Options will depend upon the extent to which price movements in a Fund's investment portfolio correlate with price movements of the stock index selected. Accordingly, successful use by a Fund of Options on stock indexes will be subject to the Subadviser's ability to correctly analyze movements in the direction of the stock market generally or of particular industry or market segments.

OPTIONS ON FIXED-INCOME SECURITIES AND EQUITY SECURITIES. Each Fund may purchase exchange-traded or over-the-counter put and call Options on equity and fixed-income securities. A Fund may employ these investment strategies to enhance the Fund's performance or to hedge against a decline in the value of securities owned by the Fund. However, the Subadviser will purchase put Options for the Total Index Fund only as a risk reducing technique. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security at the exercise price. The amount of a premium received or paid for an option is based upon certain factors, including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates.

ETFS OR EXCHANGE TRADED FUNDS. Each Fund may invest up to 10% of its total assets in shares of ETFs. ETFs are exchange-traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stock ("QQQs") and iShares exchange-traded funds ("iShares").

iShares are listed on the American Stock Exchange ("AMEX") and were initially offered to the public in 1996. The market prices of iShares are expected to fluctuate in accordance with both changes in the net asset values of their underlying indices and supply and demand of iShares on the AMEX. To date, iShares have traded at relatively modest discounts and premiums to their net asset values. However, iShares have a limited operating history, and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged. If substantial market or other disruptions affecting iShares occur in the future, the liquidity and value of the assets of a Fund that invests therein, and thus the value of the Fund's shares, could also be substantially and adversely affected if a shareholder sells his or her shares in the Fund prior to the Principal Protection Maturity Date. If such disruptions were to occur, a Fund could be required to reconsider the use of iShares as part of its investment strategy.

FUTURES. Each Fund may purchase or sell Futures on securities indices. Futures are contracts to pay a fixed price for an agreed-upon amount of commodities or securities, or the cash value of the commodity or securities, on an agreed-upon date (typically the contract's final settlement date). These are highly standardized contracts that typically are traded on futures exchanges. Like Options on indices, a Fund may employ these investment strategies to enhance the Fund's performance or to hedge against a decline in the value of securities owned by the Fund.

SHORT-TERM INSTRUMENTS. As part of its investment strategy and to respond to adverse market, economic, political or other conditions, a Fund may invest its assets (other than assets invested in Designated Treasury Securities) without limit in cash and Government Securities, money market instruments and prime commercial paper.

MANAGEMENT
--------------------------------------------------------------------------------

Each Fund is a series of AGILEX Funds (i.e., the Trust), an open-end, management investment company (mutual fund). The business of the Trust and of each Fund is managed under the direction of a Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting the Funds. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the Statement of Additional Information ("SAI").

THE ADVISER AND SUBADVISER

Each Fund's investment adviser is AGILEX Advisers LLC, 1200 South Pine Island Road, Suite 300, Plantation, Florida 33324. The Adviser, an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act"), is a limited liability company controlled by AGILEX Holdings LLC. The Adviser provides investment advisory services to mutual funds and had approximately $28 million in assets under management as of January 31, 2004. The Adviser's principal officers collectively have provided investment advisory and management services to clients, including major institutions, for over 75 years.

The Trust, on behalf of the Total Index Fund, pays the Adviser a fee as a percentage of the average daily net assets of the Fund at an annualized rate of 0.20% of the first $2 billion of assets invested in Designated Treasury Securities, 0.22% of the excess over $2 billion up to $3 billion of such assets, 0.24% of the excess over $3 billion up to $4 billion of such assets, and 0.26% of the excess over $4 billion of such assets; plus 1.00% of the first $2 billion of assets not invested in Designated Treasury Securities, 1.10% of the excess over $2 billion up to $3 billion of such assets, 1.20% of the excess over $3 billion up to $4 billion of such assets, and 1.30% of the excess over $4 billion of such assets. For purposes of determining whether a breakpoint applies in calculating the fee payable to the Adviser, the relevant assets of the existing series of the Trust (other than the LS Series) are included.

The Trust, on behalf of the LS Fund, pays the Adviser a fee as a percentage of the Fund's average daily net assets at an annualized rate of 0.125%, plus an amount equal to 12.5% of the amount by which the return of the Fund at each calendar quarter-end exceeds the highest previous calendar quarter-end return of the Fund.

Subject to the supervision of the Adviser and the Board, Broadmark Asset Management, LLC ("Subadviser"), a Delaware limited liability company with its principal offices located at 650 Fifth Avenue, 3rd Floor, New York, New York 10019 and 100 Drake's Landing Road, Suite 255, Greenbrae, California 94904, serves as the investment subadviser to each Fund. The Subadviser is registered as an investment adviser under the Advisers Act. The control principals of the Subadviser include Daniel J. Barnett, Christopher J. Guptill, Donald G. Smiley and Progress Putnam Lovell Ventures, LLC, an investment fund, which is owned 99% by California Public Employees' Retirement System (CALPERS), the nation's largest public retirement system with approximately $150 billion in assets under management. The Subadviser is a research driven investment adviser that employs quantitative investment models and qualitative methodologies and operates from offices in San Francisco, New York and London. The Subadviser's team of investment professionals, including Mr. Barnett, Mr. Guptill and Mr. Smiley discussed below, has collectively provided investment advisory and management services to clients for over 75 years, including eight years together employing such models for equity investment strategies similar to those used for the Funds.

The Trust, on behalf of the Total Index Fund, pays the Subadviser a fee as a percentage of the average daily net assets of the Fund at an annualized rate of 0.20% of the first $2 billion of assets invested in Designated Treasury Securities, 0.18% of the excess over $2 billion up to $3 billion of such assets, 0.16% of the excess over $3 billion up to $4 billion of such assets, and 0.14% of the excess over $4 billion of such assets; plus 1.00% of the first $2 billion of assets not invested in Designated Treasury Securities, 0.90% of the excess over $2 billion up to $3 billion of such assets, 0.80% of the excess over $3 billion up to $4 billion of such assets, and 0.70% of the excess over $4 billion of such assets. For purposes of determining whether a breakpoint applies in calculating the fee payable to the Subadviser, the relevant assets of the existing series of the Trust (other than the LS Series) are included. In addition, the Trust, on behalf of the LS Fund, pays the Subadviser a fee as a percentage of the Fund's average daily net assets at an annualized rate of 0.125%, plus an amount equal to 12.5% of the amount by which the return of the Fund at each calendar quarter-end exceeds the highest previous calendar quarter-end return of the Fund.

MANAGEMENT OF THE FUNDS

Management of the Funds will be provided by a portfolio management team headed by Mr. Guptill and including Mr. Barnett and Mr. Smiley.

Mr. Guptill is President and Chief Investment Officer of the Subadviser. Mr. Guptill, a founding member of the Subadviser, is based in the California office and is responsible for the development of the Subadviser's investment management programs and products. He is also responsible for the implementation of all portfolio management and execution. He began his career in 1979 at Paine Webber, Jackson and Curtis. In the mid-1980s, he developed a specialty for identifying emerging equity managers. In 1994, Mr. Guptill joined McKinley Capital Management, Inc. ("McKinley") and was initially responsible for portfolio management as senior portfolio manager. He later became the firm's chief equity strategist and was responsible for managing client assets approaching $2 billion. Additionally, Mr. Guptill developed, launched and co-managed the firm's alternative investment portfolios. Mr. Guptill is a 1979 graduate of California State University, Chico with a BA in economics.

Mr. Barnett is Chairman, Chief Executive Officer and a founding member of the Subadviser. He is based in the New York office and is responsible for the executive management of the firm. He began his career at Chase Manhattan Bank and from 1976 until 1986 he was with E.D. & F. Man where he was Group Finance Director. Mr. Barnett was responsible for the company's financial activities and served on the Board of Directors of Man from 1982 to 1986. In 1986, he acquired a controlling interest in Machado & Co. Inc., a coffee trading and asset management firm with offices in New York and London and subsequently arranged the sale of Machado to the French commodity firm of Sucre et Denrees in 1990. Mr. Barnett was CEO of Sucre et Denrees' North American Operations until he reacquired Machado in 1991. He joined McKinley in 1995 as marketing director and became President of McKinley's international business in 1997. Mr. Barnett graduated from Dartmouth College, earning his BA with distinction in psychology in 1970. After graduation, he served as a commissioned line officer in the United States Navy.

Mr. Smiley is Executive Vice President and Director of Research/Portfolio Management of the Subadviser. Mr. Smiley, a founding member of the Subadviser, is based in the California office and is responsible for all aspects of programming and systems development. After receiving his MBA in 1979, Mr. Smiley spent three years as a Financial Analyst where he developed expertise in systems and microcomputers. In 1986, Mr. Smiley launched a computer consulting business focusing on custom software development. In 1991, McKinley became a client. He joined McKinley full-time in 1994 as Systems Manager and became Director of Research. Mr. Smiley is a 1975 graduate of University of California at Los Angeles with a BA in Psychobiology and in 1979 received his MBA in Finance at the University of Washington, Seattle.

OTHER SERVICE PROVIDERS

ALPS Distributors, Inc., a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (the "Distributor") of the shares of each Fund. The Distributor acts as the representative of the Trust in connection with the offering of the shares of each Fund. The Distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of shares of a Fund.

J.P. Morgan Investor Services Company ("J.P. Morgan") provides administrative, accounting and transfer agency services to the Funds and JPMorgan Chase Bank, with more than $900 billion in mutual fund client assets held in custody, provides custodian services to the Funds. Under an arrangement between the JPMorgan Prime Money Market Fund and J.P. Morgan, J.P. Morgan may waive up to 0.20% of its fee in connection with the investment of assets of the Funds in the JPMorgan Prime Money Market Fund.

Deloitte & Touche LLP, Two World Financial Center, New York, New York 10281-1414, serves as independent auditors for the Trust.

Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, NW, Washington, DC 20036-1221, serves as counsel to the Trust.

FUND EXPENSES

Each Fund pays for its own expenses, including expenses related to the offering of Fund shares. Pursuant to the Advisory Agreement with the Trust, the Adviser may advance certain Fund expenses related to the offering of Fund shares, which are reimbursed by the Fund. The expenses of each Fund are comprised of the Fund's expenses as well as Trust expenses that are allocated among the series of the Trust. The Adviser or other service providers may waive all or any portion of their fees and reimburse certain expenses of the Funds. Any fee waiver or expense reimbursement increases investment performance of a Fund for the period during which the waiver or reimbursement is in effect.

DISTRIBUTION AND SHAREHOLDER SERVICE EXPENSES

Each Fund has adopted a distribution plan under Rule 12b-1 under the Investment Company Act of 1940 under which the Trust may pay monthly fees on behalf of each Fund at an annual rate of up to 0.75% of the average net assets of each Fund. Because these fees are paid out of the assets of the Fund on an on-going basis, over time these fees will increase the cost of a shareholder's investment and may cost the shareholder more than paying other types of sales loads. These fees are used to compensate financial intermediaries (including the Adviser and Distributor) for providing distribution-related, marketing and other services to shareholders.

Each Fund also pays 0.25% of its average daily net assets for the servicing of shareholder accounts. The shareholder service fee may be paid to the Adviser, Subadviser or other financial institutions that provide shareholder services with respect to a class.

YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW TO CONTACT A FUND

WRITE TO US AT:                            OVERNIGHT ADDRESS:

      AGILEX Funds                               AGILEX Funds
      c/o JPMorgan                               c/o JPMorgan
      PO Box 182913                              3435 Stelzer Rd.
      Columbus, OH 43218-2913                    Suite 1000
                                                 Columbus, OH 43219

WIRE INVESTMENTS (OR ACH                   TELEPHONE US AT:
PAYMENTS) TO:                                    (800) 356-5740 (toll free)
      J.P. Morgan Chase Bank
      1 Chase Manhattan Plaza
      New York, NY 10081
      ABA # 021000021
      DDA# ###-##-####
      Attn: AGILEX Funds
      Fund Name
      Account Name
      Account Number

GENERAL INFORMATION

You may purchase or redeem (sell) shares of a Fund at the net asset value of the shares (NAV) plus any applicable sales load next calculated after J.P. Morgan receives your request in proper form (as described below). For instance, if J.P. Morgan receives your purchase request in proper form after 4:00 p.m., Eastern time, your transaction will be priced at the next business day's NAV plus the applicable sales load. A Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

The Funds do not issue share certificates.

If you purchase shares directly from a Fund, you will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

The minimum investment for each Fund is $25,000. Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED. Each Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed. The time at which NAV is calculated may change in case of an emergency.

The NAV of each Fund is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting liabilities and then dividing the result (net assets) by the number of shares outstanding. The Funds value securities for which market quotations are readily available at current market value. If market quotations are not readily available, the Funds value securities at fair value pursuant to procedures adopted by the Board.

TRANSACTIONS THROUGH THIRD PARTIES. If you invest through a broker or other financial institution, the policies and fees (other than sales loads) charged by that institution may be different than those of the Funds. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.

BUYING SHARES

You must meet the eligibility requirements of the LS Fund to purchase shares of that Fund. To purchase shares of the LS Fund, you must have a net worth of more than $1.5 million. Contact J.P. Morgan or the Adviser for additional information on how to qualify for the purchase of shares of the LS Fund or see the Application.

HOW TO MAKE PAYMENTS. All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

      CHECKS. For all accounts, the check must be made payable on its face to "AGILEX Funds." No other method of check payment is acceptable (for instance, you may not pay by traveler's check).

      ACH. Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks.

      WIRES. Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

ACCOUNT REQUIREMENTS

TYPE OF ACCOUNT                             REQUIREMENT
----------------------------------------------------------------------------
INDIVIDUAL, SOLE PROPRIETORSHIP AND         Instructions must be signed by all
JOINT ACCOUNTS                              persons required to sign exactly as
Individual accounts are owned by one        their names appear on the account
person, as are sole proprietorship
accounts. Joint accounts can have two or more owners (tenants)

GIFTS OR TRANSFERS TO A MINOR (UGMA,        Depending on state laws, you can set
UTMA)                                       up a custodial account under the
These custodial accounts provide a way to   UGMA or the UTMA
give money to a child and obtain tax        The custodian must sign instructions
benefits                                    in a manner  indicating custodial
                                            capacity

BUSINESS ENTITIES                           Submit a Corporate/Organization
                                            Resolution form or similar document

TRUSTS The trust must be established before an account can be opened Provide a certified trust document, or the pages from the trust document, that identify the trustees


INVESTMENT PROCEDURES

  HOW TO OPEN AN ACCOUNT                      HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                     BY CHECK
o  Call or write us for an account        o  Fill out an investment slip from a
   application (and Corporate/               confirmation or write us a letter
   Organization Resolution form, if       o  Write your account number on your
   applicable)                               check
o  Complete the application (and
   resolution form)                       o  Mail us the slip (or your letter)
o  Mail us your application (and             and the check
   resolution form) and a check

BY WIRE                                      BY WIRE

o  Call or write us for an account        o  Call to notify us of your incoming
   application (and Corporate/               wire
   Organization Resolution form, if       o  Instruct your bank to wire your
   applicable)                               money to us
o  Complete the application (and
   resolution form)
o  Call us to fax the completed
   application (and resolution form)
   and we will assign you an account
   number
o  Mail us your application (and
   resolution form)
o  Instruct your financial institution
   to wire your money to us

BY ACH PAYMENT
o  Call or write us for an account
   application (and Corporate/Organization
   Resolution form, if applicable)
o Complete the application (and resolution form)
o  Call us to fax the completed application
   (and resolution form) and we will assign you an account number
o  Mail us your original application (and
   resolution form)
o We can electronically debit your purchase proceeds from your selected account

LIMITATIONS ON PURCHASES. Each Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect a Fund or its operations.

CANCELED OR FAILED PAYMENTS. The Funds accept checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund or J.P. Morgan, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with J.P. Morgan) as reimbursement. The Funds and their agents have the right to reject or cancel any purchase or exchange due to nonpayment.

SELLING SHARES

Each Fund processes redemption orders promptly. Under normal circumstances, a Fund will send redemption proceeds to you within a week. If a Fund has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds for up to 15 calendar days. Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by J.P. Morgan.

HOW TO SELL SHARES FROM YOUR ACCOUNT
BY MAIL
o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number
   o  The Fund name
   o  The dollar amount or number of shares you want to sell
   o  How and where to send the redemption proceeds
o  Obtain a signature guarantee (if required)
o  Obtain other documentation (if required)
o  Mail us your request and documentation

BY WIRE

o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR

o  Mail us your request (See "By Mail")

BY TELEPHONE
o Make your request by telephone (unless you declined telephone redemption privileges on your account application)
o  Provide the following information:
   o  Your account number
   o  Exact name(s) in which the account is registered
   o  Additional form of identification
o Redemption proceeds will be:
   o  Mailed to you OR
   o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")

WIRE REDEMPTION PRIVILEGES. You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

TELEPHONE REDEMPTION PRIVILEGES. You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as J.P. Morgan takes reasonable measures to verify that the order is genuine.

SIGNATURE GUARANTEE REQUIREMENTS. To protect you and the Funds against fraud, certain redemption options require a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. We will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

   o  Written requests to redeem $100,000 or more
   o  Changes to a shareholder's record name
   o Redemptions from an account for which the address or account registration has changed within the last 30 days

   o Sending redemption and distribution proceeds to any person, address, brokerage firm, or bank account not on record

   o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours

   o Adding or changing: ACH or wire instructions; telephone redemption or exchange options; or any other election in connection with your account

We reserve the right to require a signature guarantee(s) on all redemptions.

SMALL ACCOUNTS. If the value of your account falls below $500 ($250 for IRAs), a Fund may ask you to increase your balance. If the account value is still below $500 ($250 for IRAs) after 60 days, the Fund may close your account and send you the proceeds. A Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND. The Funds reserve the right to pay redemption proceeds in portfolio securities rather than in cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect the operations of a Fund (for example, if it represents more than 1% of the assets of a Fund).

LOST ACCOUNTS. A Fund will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Fund determines your new address. When an account is lost, all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to a Fund will be reinvested and the checks will be canceled.

SALES LOADS

SALES LOAD SCHEDULE. An initial sales load is assessed on purchases of shares as follows:

                         SALES LOAD AS A PERCENTAGE OF:

AMOUNT INVESTED

                              PUBLIC OFFERING     NET AMOUNT
                                   PRICE          INVESTED(1)     REALLOWANCE %
$25,000 to $99,999                 4.75%             4.99%            4.00%
$100,000 to $249,999               3.75%             3.90%            3.00%
$250,000 to $499,999               2.75%             2.83%            2.00%
$500,000 or more                   1.75%             1.78%            1.00%
(1)  Rounded to the nearest one-hundredth percent.

The offering price for shares of a Fund includes the relevant sales load. The commission paid to the Distributor is the sales load less the reallowance paid to certain financial institutions purchasing shares. Normally, reallowances are paid as indicated in the above table. From time to time, however, the Distributor may elect to reallow the entire sales load for all sales during a particular period.

From time to time and at its own expense, the Distributor may provide compensation, including financial assistance, to certain dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns, dealer-sponsored special events or other expenses.

REDUCED SALES LOADS AND SALES LOAD WAIVERS. You may qualify for a reduced initial sales load on purchases of shares of a Fund under rights of accumulation or a letter of intent. Shares of each Fund can be purchased without a sales load if the amount invested represents redemption proceeds from a mutual fund not affiliated with the Adviser, provided the redemption occurred within 60 days of the purchase of a Fund's shares and the redeemed shares were subject to a sales charge. Shares of each Fund also can be purchased without a sales load by certain individuals and institutions under certain other circumstances. For additional information, see the SAI.

EXCHANGE PRIVILEGES

You may exchange your shares of a Fund for shares of certain other series of the Trust then offered. For a list of Funds available for exchange, you may call J.P. Morgan. If you exchange into a Fund that has a sales load, you will have to pay any difference between the sales load of the Fund originally purchased and the sales load of the class of shares of the Fund purchased upon exchange. Because exchanges are a sale and purchase of shares, any gain on the exchanged shares would be taxable. You must meet the eligibility requirements of the LS Fund in order to exchange into that Fund.

REQUIREMENTS. You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges but a Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as J.P. Morgan takes reasonable measures to verify that the order is genuine.

HOW TO EXCHANGE

BY MAIL

o     Prepare a written request including:
      o    Your name(s) and signature(s)
      o    Your account number
      o    The names of each Fund you are exchanging
      o The dollar amount or number of shares you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o     Obtain a signature guarantee, if required
o     Mail us your request and documentation
BY TELEPHONE
o Make your request by telephone (unless you declined telephone redemption privileges on your account application)
o     Provide the following information:
      o    Your account number
      o    Exact name(s) in which account is registered
      o    Additional form of identification

RETIREMENT ACCOUNTS

The Funds offer individual retirement accounts ("IRAs"), including traditional and Roth IRAs. The Funds may also be appropriate for other retirement accounts or Coverdell Education Savings Accounts ("CESAs"). Before investing in any IRA, other retirement account or CESA, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year for which the contribution is made.

OTHER INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTIONS

Each Fund distributes its net investment income and net capital gain at least annually. Unless otherwise instructed, a Fund will automatically reinvest all income dividends and capital gain distributions in additional shares of the Fund. Shares become entitled to receive distributions on the day after the shares are issued.

If you elect to receive your distributions in cash, you will reduce your Protected Amount by the same percentage amount that the distribution represents of your total account value as of the time of the distribution.

For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested in additional Fund shares.

TAXES

The Funds generally intend to operate in a manner such that they will not be liable for Federal income or excise tax.

A Fund's distributions of net income (including the excess of net short-term capital gain over net long-term capital loss) are taxable to you as ordinary income and will not qualify for the 15% maximum federal income tax rate on "qualified dividend income" received by individuals (enacted under the Jobs and Growth Tax Relief Reconciliation Act of 2003). A Fund's distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable to you as long-term capital gain regardless of how long you have held your shares of a Fund. Any such distributions a Fund makes of net capital gain it recognizes on sales or exchanges of capital assets through the end of 2008 will be subject to a 15% maximum federal income tax rate for individual shareholders. Distributions may also be subject to certain state and local taxes.

The redemption or exchange of shares of a Fund is a taxable transaction for income tax purposes. Any capital gain an individual shareholder recognizes on a sale or exchange through the end of 2008 of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum rate mentioned above.

A special "mark-to-market" system governs the taxation of "section 1256 contracts," which include certain listed options and futures contracts. In general, a Fund's gain or loss on section 1256 contracts will be taken into account for tax purposes when actually realized. However, any section 1256 contract held at the end of a taxable year will be treated as sold at that time at its fair market value (that is, marked-to-market), and the resulting gain or loss will be recognized for tax purposes. In general, gain or loss a Fund recognizes on the actual or deemed disposition of a section 1256 contract will be treated by the Fund as 60% long-term and 40% short-term capital gain or loss.

Each Fund will send you information about the income tax status of distributions paid during a year shortly after December 31 of that year.

For further information about the tax effects of investing in a Fund, please see the SAI and consult your tax adviser.

ORGANIZATION

The Trust is a Delaware statutory trust. The Funds do not expect to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each Fund are entitled to vote at shareholders' meetings unless a matter relates only to specific Fund (such as approval of an advisory agreement for a Fund). From time to time, large shareholders may control a Fund or the Trust.

FINANCIAL HIGHLIGHTS

Financial highlights are not provided because the Funds had not commenced operations prior to the date of this Prospectus.

                                  AGILEX FUNDS

                              FOR MORE INFORMATION

                           ANNUAL/SEMI-ANNUAL REPORTS

      Additional information about the Funds' investments will be available in the Funds' annual/semi-annual reports to shareholders.
         In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")

         The SAI provides more detailed information about the Funds and is incorporated by reference into this Prospectus.

                              CONTACTING THE FUNDS

            You can get free copies of the annual/semi-annual reports
           (when available) and the SAI, request other information and discuss your questions about a Fund by contacting:

                                  AGILEX Funds
                                  c/o JP Morgan
                                  PO Box 182913
                             Columbus, OH 43218-2913
                           (800) 356-5740 (toll free)

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION

                You can also review the Funds' annual/semi-annual
                  reports (when available), the SAI, and other
            information about the Funds at the Public Reference Room
               of the Securities and Exchange Commission ("SEC").
          The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.
           You can get copies, for a fee, by e-mailing or writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov

              Free copies of the reports and the SAI are available
                     from the SEC's Web site at www.sec.gov.

                    Investment Company Act File No. 811-21123

                                  AGILEX FUNDS
                        AGILEX TOTAL INDEX GROWTH FUND IV
                            AGILEX LS GROWTH FUND IV

                       STATEMENT OF ADDITIONAL INFORMATION

                                  MAY __, 2004


INVESTMENT ADVISER:

      AGILEX Advisers LLC
      1200 South Pine Island Road
      Suite 300
      Plantation, Florida 33324

FOR INFORMATION:

      J.P. Morgan P.O. Box 182913
      Columbus, OH  43218-2913
      (800) 356-5740


This Statement of Additional Information (the "SAI") is not a prospectus and should be read in conjunction with the Prospectus dated May __, 2004, as amended from time to time, offering shares of AGILEX Total Index Growth Fund IV and AGILEX LS Growth Fund IV (collectively, the "Funds"), each a series of AGILEX Funds, a registered, open-end management investment company (the "Trust"). You may obtain the Prospectus without charge by contacting J.P. Morgan at the address or telephone number listed above.

The Trust is authorized to issue shares of multiple series with different investment objectives, policies and restrictions. This SAI relates solely to the Funds.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE
                                                                            ----
GLOSSARY.....................................................................1

INVESTMENT POLICIES AND RISKS................................................2

INVESTMENT LIMITATIONS.......................................................8

ADDITIONAL INFORMATION ON THE INDICES.......................................10

MANAGEMENT..................................................................11

FUND TRANSACTIONS...........................................................19

PURCHASE AND REDEMPTION INFORMATION.........................................22

CODE OF ETHICS..............................................................25

PROXY VOTING POLICIES AND PROCEDURES........................................25

TAXATION....................................................................26

PERFORMANCE DATA AND ADVERTISING............................................32

OTHER MATTERS...............................................................36

GLOSSARY
--------------------------------------------------------------------------------

As used in this SAI, the following terms have the meanings listed.

"Adviser" means AGILEX Advisers LLC.

"Distributor" means ALPS Distributors, Inc., each Fund's distributor.

"Board" means the Board of Trustees of the Trust.

"Code" means the Internal Revenue Code of 1986, as amended.

"Funds" means AGILEX Total Index Growth Fund IV and AGILEX LS Growth Fund IV, collectively.

"Index Fund" means the AGILEX Total Index Growth Fund IV.

"IRS" means Internal Revenue Service.

"J.P.  Morgan"  means  J.P.  Morgan  Investor  Services  Company,   each  Fund's
administrator, accountant and transfer agent.

"JPMorganChase" means J.P. Morgan Chase Bank, each Fund's custodian.

"LS Fund" means the AGILEX LS Growth Fund IV.

"Moody's" means Moody's Investors Service, Inc.

"NYSE" means the New York Stock Exchange.

"SAI" means this Statement of Additional Information.

"S&P" means Standard & Poor's, a division of The McGraw Hill Companies, Inc.

"SEC" means the U.S. Securities and Exchange Commission.

"Subadviser" means Broadmark Asset Management, LLC, each Fund's investment subadviser.

"Trust" means AGILEX Funds, a Delaware statutory trust.

"Trust Instrument" means the trust instrument of the Trust, the document that governs the operation of the Trust under Delaware law.

"U.S. Government Securities" means a debt security issued or guaranteed by the United States, its agencies or instrumentalities.

"1933 Act" means the Securities Act of 1933, as amended.

"1940 Act" means the Investment Company Act of 1940, as amended.

INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------

Each Fund is a diversified series of the Trust. This section discusses in greater detail than the Prospectus certain investments that a Fund may make.

FIXED-INCOME SECURITIES

U.S. GOVERNMENT SECURITIES. Each Fund may invest a portion of its assets in U.S. Government Securities. U.S. Government Securities include securities issued by the U.S. Treasury and by U.S. Government agencies and instrumentalities. U.S. Government Securities may be supported by the full faith and credit of the United States (such as mortgage-related securities and certificates of the Government National Mortgage Association and securities of the Small Business Administration); by the right of the issuer to borrow from the U.S. Treasury (for example, Federal Home Loan Bank securities); by the discretionary authority of the U.S. Treasury to lend to the issuer (for example, Fannie Mae (formerly the Federal National Mortgage Association) securities); or solely by the creditworthiness of the issuer (for example, Federal Home Loan Mortgage Corporation securities).

Holders of U.S. Government Securities not backed by the full faith and credit of the United States must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. No assurance can be given that the U.S. Government would provide support if it were not obligated to do so by law. Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue.

ZERO-COUPON TREASURIES. Each Fund may invest a substantial portion of its assets in zero-coupon Treasuries. Zero-coupon Treasuries are debt obligations issued or guaranteed by the U.S. Treasury and sold at a significant discount from their face value. Zero-coupon Treasuries do not pay current interest to holders prior to maturity, a specified redemption date or cash payment date. The discount approximates the total interest the securities will accrue and compound over the period to maturity or the first interest payment date at a rate of interest reflecting the market rate of interest at the time of issuance. The original issue discount on the zero-coupon Treasuries must be included ratably in a Fund's income as the discount accrues, even though payment has not been received. Because interest on zero-coupon Treasuries is not paid on a current basis but is in effect compounded, the value of these securities is subject to greater fluctuations in response to changing interest rates and may involve greater market risks, than the value of debt obligations that distribute income regularly.

RISKS

GENERAL The market value of the interest-bearing debt securities held by a Fund will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All fixed-income securities, including U.S. Government Securities, can change in value when there is a change in interest rates. Changes in the ability of an issuer to make payments of interest and principal and in the markets' perception of an issuer's creditworthiness will also affect the market value of that issuer's fixed-income securities. As a result, an investment in the Funds is subject to risk even if all fixed-income securities in a Fund's investment portfolio are paid in full at maturity. In addition, certain debt securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security's maturity.

Yields on debt securities are dependent on a variety of factors, including the general conditions of the debt securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Fixed-income securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities.

The issuers of fixed-income securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities. The possibility exists therefore, that, as a result of bankruptcy, litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

MONEY MARKET INSTRUMENTS

A Fund may invest in the following types of high quality money market instruments that have remaining maturities not exceeding one year: (1) U.S. Government obligations; (2) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (3) commercial paper rated at the date of purchase Prime-1 by Moody's or A-1 or A-1 by S&P, or, if unrated, of comparable quality as determined by the Subadviser and (4) repurchase agreements. A Fund also may invest in short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (1) have more than $10 billion, or the equivalent in other currencies, in total assets; (2) are among the 75 largest foreign banks in the world as determined on the basis of assets; (3) have branches or agencies in the United States; and (4) in the opinion of the Subadviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund.

CASH POSITION

In pursuing a Fund's investment strategy and to respond to adverse market, economic, political or other conditions, a Fund invest its assets (other than assets invested in Designated Treasury Securities) without limit in cash and Government Securities, money market instruments and prime commercial paper.

EQUITY SECURITIES

GENERAL Each Fund may invest in equity securities, including shares of exchange-traded investment companies ("ETFs").

EXCHANGE TRADED FUNDS Each Fund may invest in shares of ETFs, which are designed to provide investment results corresponding to an equity index. These may include Standard & Poor's Depositary Receipts ("SPDRs"), Nasdaq-100 Index
Tracking Stock ("QQQs"), Dow Jones Industrial Average Tracking Stock ("Diamonds") and iShares exchange-traded funds ("iShares"). ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities, in each case with respect to a portfolio of all or substantially all of the component common stocks of, and in substantially the same weighting as, the relevant benchmark index. The benchmark indices of SPDRs and QQQs are the Standard & Poor's 500 Composite Stock Index and the Nasdaq-100 Index, respectively. The benchmark index for iShares varies, generally corresponding to the name of the particular iShares fund. ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component stocks of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis.

Under the 1940 Act, a Fund's investment in ETFs currently is limited to (i) 3% of the total voting stock of any one investment company (i.e., any one ETF),
(ii) 5% of the Fund's total assets with respect to any one investment company (i.e., any one ETF) and (iii) 10% of the Fund's total assets in the aggregate. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.

RISKS

The fundamental risk of investing in an equity security is the risk that the value of the security might decrease. The value of equity securities fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. The market value of all securities is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth. If you invest in a Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

ADDITIONAL RISKS OF ETFS

The values of ETFs are subject to change as the values of their respective component common stocks fluctuate according to market volatility. Investments in ETFs involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of ETFs invested in by a Fund. Moreover, a Fund's investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities.

Because ETFs trade on an exchange, they may not trade at net asset value (NAV). Sometimes, the prices of ETFs may vary significantly from the aggregate value of the ETF's underlying securities. Additionally, if a Fund elects to redeem its ETF shares rather than selling them on the secondary market, the Fund may receive the underlying securities, which it must then sell in order to obtain cash. Additionally, you may pay a proportionate share of the expenses of the ETF in addition to the expenses of the Fund.

OPTIONS

GENERAL Each Fund may purchase put and call options on fixed-income and equity securities and stock indices. A Fund may use put and call options to enhance the Fund's performance or to hedge against a decline in the value of securities owned by the Fund. A Fund may purchase options written by others, which are exchange-traded options ("OCC Options") or over-the-counter options ("OTC Options"), as permissible.

OCC Options are issued by the Options Clearing Corporation ("OCC"). The OCC is a clearing organization for financial derivative instruments and guarantees the performance of the obligations of the parties to such options. A Fund's ability to close out its position as a purchaser of an OCC Option is dependent upon the existence of a liquid secondary market on option exchanges. Among the possible reasons for the absence of a liquid secondary market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) interruption of the normal operations on an exchange; (v) inadequacy of the facilities of an exchange or the OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options) in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been listed by the OCC as a result of trades on that exchange would generally continue to be exercisable in accordance with their terms. Each of the exchanges on which stock index options are traded has established limitations governing the maximum number of call or put options on the same index which may be bought by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by the same investment adviser are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These position limits may restrict the number of stock index options, which a Fund may buy or sell. Although certain option exchanges attempt to provide continuously liquid markets in which holders of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased by a Fund. If an options market were to become unavailable, a Fund would be unable to realize its profits or limit its losses until the Fund could exercise options it holds.

With OTC Options, such variables as expiration date, exercise price and premium will be agreed upon between a Fund and the transacting dealer, without the intermediation of a third party such as the OCC. If the transacting dealer fails to take delivery of the securities underlying an option it has written, in accordance with the terms of that option as written, a Fund would lose the transaction. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OPTIONS ON SECURITIES A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security at the exercise price. The amount of a premium paid for an option is based upon certain factors, including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates.

OPTIONS ON INDICES A stock index option is an option contract whose value is based on the value of a stock index at some future point in time. The amount of cash received upon exercise of a stock option, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. All settlements of stock index option transactions are in cash. Stock indexes fluctuate with changes in the market values of the stocks included in the index. The effectiveness of purchasing stock index options will depend upon the extent to which price movements in a Fund's investment portfolio correlate with price movements of the stock index selected. Accordingly, successful use by a Fund of options on stock indexes will be subject to the Subadviser's ability to correctly analyze movements in the direction of the stock market generally or of particular industry or market segments.

RISKS OF OPTIONS TRANSACTIONS

There are certain investment risks associated with options transactions. These risks include: (1) dependence on the Subadviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Fund invests; and (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Funds' ability to limit exposures by closing its positions. In addition, there is no assurance that a counterparty in an over-the-counter option transaction will be able to perform its obligations. A Fund's activities in the options markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce the Fund's yield.

FUTURES CONTRACTS

Each Fund may purchase securities index futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A securities index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific securities index futures contract and the price at which the agreement is made. No physical delivery of the underlying securities in the index is made.

A Fund may choose to engage in closing or offsetting transactions before final settlement wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is done at a higher (lower) price, inclusive of commissions.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying asset. Each Fund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the Commodity Futures Trading Commission ("CFTC").

When a Fund purchases a futures contract, the Fund "covers" its position. To cover its position, a Fund may enter into an offsetting position, earmark or segregate with its custodian bank or on the official books and records of the Fund (and mark-to-market on a daily basis) cash or liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position.

A Fund may "cover" its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract, or, if the strike price of the put is less than the price of the futures contract, the Fund will earmark, segregate cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the future. A Fund may also cover long positions in futures by earmarking or segregating with its custodian bank or on the official books and records of the Fund (and mark-to-market on a daily basis) cash or liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position.

The Adviser, in reliance on Rule 4.5 under the Commodity Exchange Act ("CEA"), is excluded from the status of Commodity Pool Operator ("CPO"). Thus, each Fund is operated by a person who has claimed an exclusion from the CPO definition and, therefore, who is not subject to registration or regulation as a pool operator under the CEA.

LEVERAGE TRANSACTIONS

A Fund may use leverage to increase potential returns. Leverage involves special risks and may involve speculative investment techniques. Leverage exists when cash made available to a Fund through an investment technique is used to make additional investments. Lending portfolio securities is a transaction that results in leverage. A Fund may use this investment technique only when the Subadviser believes that the leveraging and the returns available to the Fund from investing the cash will provide investors a potentially higher return.

SECURITIES LENDING A Fund may lend its portfolio securities pursuant to guidelines approved by the Board to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a State, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral is maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Funds may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification;
(3) the Funds will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act. A Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objectives, principal investment strategies and policies of the Fund. In connection with lending securities, a Fund may pay reasonable finders, administrative and custodial fees.

RISKS

Leverage creates the risk of magnified capital losses. Liabilities that exceed the equity base of a Fund may magnify losses incurred by the Fund. Leverage may involve the creation of a liability that requires the Fund to pay interest or the creation of a liability that does not entail any interest costs.

The risks of leverage include a higher volatility of the net asset value of a Fund's securities. So long as a Fund is able to realize a net return on its investment portfolio that is higher than the interest expense incurred, if any, leverage will result in higher current net investment income for a Fund than if the Funds were not leveraged. Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to investors, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. In an extreme case, if a Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

SEGREGATED ACCOUNTS. In order to attempt to reduce the risks involved in various transactions involving leverage, a Fund's custodian will set aside and maintain, in a segregated account, cash and liquid securities. The account's value, which is marked to market daily, will be at least equal to a Fund's commitments under these transactions.

ILLIQUID SECURITIES

GENERAL

The term "illiquid securities" generally refers to securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Illiquid securities may include, for example: (1) repurchase agreements not entitling the holder to payment of principal within seven days; (2) securities which are not readily marketable; and (3) securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act ("restricted securities").

RISKS

Limitations on resale may have an adverse effect on the marketability of a security and a Fund also might have to register a restricted security in order to dispose of it, resulting in expense and delay. A Fund might not be able to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

DETERMINATION OF LIQUIDITY

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

For purposes of all investment policies of the Funds: (1) the term "1940 Act" includes the rules thereunder, SEC interpretations and any exemptive order upon which the Funds may rely; and (2) the term "Code" includes the regulations thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Funds may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of a Fund cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented.

A non-fundamental policy of a Fund may be changed by the Board without shareholder approval.

FUNDAMENTAL LIMITATIONS OF THE FUNDS
------------------------------------

Each  Fund  has  adopted  the  following  investment   limitations,   which  are
fundamental policies of the Funds.

Each Fund may not:

DIVERSIFICATION

With respect to 75% of its assets, purchase a security (other than a U.S. Government Security or a security of an investment company) if as a result: (1) more than 5% of its assets would be invested in the securities of any single issuer; or (2) a Fund would own more than 10% of the outstanding voting securities of any single issuer.

CONCENTRATION

Purchase a security if, as a result, more than 25% of a Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry; provided, however, that there is no limit on investments in U.S. Government Securities, repurchase agreements covering U.S. Government Securities, foreign government securities, mortgage-related or housing-related securities and issuers domiciled in a single country; that financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance); and that utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone).

BORROWING MONEY AND ISSUING SENIOR SECURITIES

Borrow money or issue senior securities, except to the extent permitted by the 1940 Act and the regulations and interpretations thereunder.

PURCHASES AND SALES OF REAL ESTATE

Purchase or sell real estate, any interest therein or real estate limited partnership interests, except that a Fund may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

MAKING LOANS

Make loans, except that a Fund may enter into repurchase agreements, purchase debt securities that are otherwise permitted investments and lend portfolio securities.

PURCHASE AND SALE OF COMMODITIES

Purchase or sell physical commodities or contracts, options or options on contracts to purchase or sell physical commodities provided that currency and currency-related contracts and contracts on indices are not be deemed to be physical commodities.

UNDERWRITING ACTIVITIES

Underwrite securities of other issuers, except to the extent that a Fund may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

NON-FUNDAMENTAL LIMITATIONS OF THE FUNDS
----------------------------------------

Each Fund has adopted the following non-fundamental investment limitations that may be changed by the Board without shareholder approval.

Each Fund may:

SECURITIES OF INVESTMENT COMPANIES

Invest in shares of other investment companies to the extent permitted under the 1940 Act and regulations and interpretations thereunder.

SHORT SALES

Not sell securities short.

PURCHASING ON MARGIN

Not purchase securities on margin.

LENDING OF PORTFOLIO SECURITIES

Lend securities from its portfolio to approved brokers, dealers and financial institutions, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

INVESTING FOR CONTROL

Not make investments for the purpose of exercising control or management, provided that this restriction does not limit the Fund's investment in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

ADDITIONAL INFORMATION ON THE INDICES
--------------------------------------------------------------------------------

STANDARD & POOR'S 500 COMPOSITE STOCK INDEX is compiled by Standard & Poor's. The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The S&P 500 Index includes the stock of such companies as Goldman Sachs Group, Ebay, United Parcel Service and Monsanto.

NASDAQ-100 INDEX is compiled by Nasdaq. The Nasdaq-100 Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain financial companies including investment companies. The Nasdaq-100 Index is calculated under a modified capitalization-weighted methodology. The methodology is expected to retain in general the economic attributes of capitalization-weighting while providing enhanced diversification. To accomplish this, Nasdaq will review the composition of the Nasdaq-100 Index on a quarterly basis and adjust the weightings of Index components using a proprietary algorithm, if certain pre-established weight distribution requirements are not met. The Nasdaq-100 Index includes the stock of such companies as Microsoft Corporation, Intel Corporation, Cisco Systems, Inc., and Dell Computer Corporation.

RUSSELL 2000 INDEX is compiled by Frank Russell Company. The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $490 million; the median market capitalization was approximately $395 million. The Index had a total market capitalization range of approximately $1.3 billion to $128 million. The Russell 2000 Index includes the stock of such companies as Freds Inc., Herbalife International, Inc., Olin Corporation and Revlon, Inc.

STANDARD & POOR'S MID-CAP 400 INDEX is compiled by Standard & Poor's. The S&P MidCap 400 Index consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is also a market-value weighted index and was the first benchmark of midcap stock price movement. The S&P Mid-Cap 400 Index includes the stock of such companies as Callaway Golf Co., Oklahoma Gas & Electric, Sonoco Products and United Rentals.

MANAGEMENT
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS

The Trustees and officers are responsible for managing the Trust and each Fund's affairs and for exercising the Trust's and each Fund's powers, except those reserved for the shareholders and those assigned to the Adviser, Subadviser or other service providers. Each Trustee holds office until he or she resigns, is removed or a successor is elected and qualifies. Each officer is elected to serve until he or she resigns, is removed or a successor has been duly elected and qualifies.

The following table sets forth the names of the Trustees and officers of the Trust, their positions with the Trust, their address, their length of service, their date of birth and their principal occupations during the past five years. The table also includes information concerning the number of Funds overseen by each Trustee and other trusteeships/directorships held by each Trustee.

                                    TRUSTEES
                                    --------

--------------------------------------------------------------------------------
    NAME OF TRUSTEE;            PRINCIPAL           NUMBER OF        OTHER
    ADDRESS; DATE OF      OCCUPATION(S) DURING   FUNDS OF TRUST  TRUSTEESHIPS/
   BIRTH; (LENGTH OF          PAST 5 YEARS         OVERSEEN BY   DIRECTORSHIPS
       SERVICE)*                                     TRUSTEE    HELD BY TRUSTEE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INTERESTED TRUSTEE
--------------------------------------------------------------------------------
Larry B. Schweiger+      Chairman of Unisyn            15             None
   August 3, 1955        Companies, Inc. since
                         1990. Chairman of
                         AGILEX Holdings LLC
                         and AGILEX Advisers
                         LLC since 2002.
                         Trustee since 2002.

--------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
--------------------------------------------------------------------------------
R. Carol Casey           Senior V.P. Inst. Bus.        15             None
   P.O. Box 147          Group, Strong Capital
   New Port Richey, FL   Management
   34656                 (12/00-10/01); Chief
   July 17, 1952         Inv. Off., Mass.
                         Pension Reserve Inv.
                         Management Bd.
                         (7/99-9/00); Chief
                         Inv. Off., Maryland
                         State Retirement
                         Agency (9/91-6/99).
                         Trustee since 2003.

Ali Fatemi, Ph.D.        Chairman, Department          15             None
   2425 N. Orchard       of Finance, DePaul
   Chicago, IL 60614     University (1998-
   April 14, 1949        Present); Head,
                         Department of Finance,
                         Kansas State
                         University
                         (1980-1998). Trustee
                         since 2003.
--------------------------------------------------------------------------------

* Unless otherwise provided, the Interested Trustee's address is 1200 South Pine Island Road, Suite 300, Plantation, Florida 33324.
+ "Interested person," as defined in the 1940 Act, of the Trust because of an affiliation with the Adviser.

                                    OFFICERS
                                    --------
--------------------------------------------------------------------------------
    NAME OF OFFICER; ADDRESS,                                    PRINCIPAL
    DATE OF BIRTH; (LENGTH OF                              OCCUPATION(S) DURING
           SERVICE)            POSITION WITH THE TRUST         PAST 5 YEARS
--------------------------------------------------------------------------------
Larry B. Schweiger              Chairman and President         See above.
                                     since 2003

Charles F. Fistel                  Secretary and            Managing Member of
                                Treasurer since 2003        AGILEX Holdings LLC
                                                            and AGILEX Advisers
                                                            LLC since 2002.
                                                            Managing Partner of
                                                            Unisyn Companies,
                                                            Inc. from 1999 to
                                                            2002. Prior thereto,
                                                            Executive Vice
                                                            President of
                                                            Viragen, Inc.

Robert M. Gunville              Chief Operating             Chief Operating
                               Officer since 2003           Officer of AGILEX
                                                            Advisers LLC since
                                                            2003. Chief
                                                            Operating Officer of
                                                            the Citizens Funds
                                                            from 2000 to 2003.
                                                            Before then, Vice
                                                            President of Scudder
                                                            Kemper Investments.


TRUSTEE OWNERSHIP OF THE TRUST

--------------------------------------------------------------------------------
                                                       AGGREGATE DOLLAR RANGE OF
                                                         OWNERSHIP IN ALL FUNDS
                          DOLLAR RANGE OF BENEFICIAL     OVERSEEN BY TRUSTEE IN
        TRUSTEES            OWNERSHIP IN EACH FUND            THE TRUST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
INTERESTED TRUSTEE
Larry B. Schweiger                    N/A                        N/A

--------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
--------------------------------------------------------------------------------
R. Carol Casey                        N/A                        N/A
Ali Fatemi                            N/A                        N/A

OWNERSHIP OF SECURITIES OF THE ADVISER AND RELATED COMPANIES

As of __________, 2004, no Disinterested Trustee or any of his or her immediate family members owned beneficially or of record securities of any Trust investment adviser, its principal underwriter, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with any Trust investment adviser or principal underwriter.

INFORMATION CONCERNING TRUST COMMITTEES AND APPROVAL OF ADVISORY AGREEMENT

COMMITTEES

AUDIT COMMITTEE The Trust's Audit Committee consists of Mr. Fatemi and Ms. Casey, constituting all of the Trust's Disinterested Trustees. Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. It also makes recommendations to the Board as to the selection of the independent public accountants, reviews the methods, scope, and result of the audits and audit fees charged, and reviews the Trust's internal accounting procedures and CONTROLS. The committee held two meetings during the fiscal year ended December 31, 2003.

NOMINATING COMMITTEE The Trust's Nominating Committee, which meets when necessary, consists of Mr. Fatemi and Ms. Casey, constituting all of the Trust's Disinterested Trustees. Pursuant to a charter adopted by the Board, the Nominating Committee is charged with the duty of nominating all Disinterested Trustees and committee members, and presenting these nominations to the Board. The committee did not hold a meeting during the fiscal year ended December 31, 2003.

VALUATION COMMITTEE The Trust's Valuation Committee consists of two officers of the Trust and a senior representative of the Trust's investment subadviser for the Trust's series requiring valuation. Pursuant to a charter adopted by the Board, the Valuation Committee reviews and provides advice regarding the Trust's policies and procedures for determining net asset value per share of the Trust's series. The Valuation Committee also produces fair value determinations for securities maintained in the portfolios of the Trust's series consistent with valuation procedures approved by the Board. The committee did not hold a meeting during the fiscal year ended December 31, 2003.

APPROVAL OF ADVISORY AGREEMENT AND SUBADVISORY AGREEMENT

In its deliberations concerning the Adviser's recommendation that the Advisory Agreement and Subadvisory be approved, the Trustees reviewed the materials provided by the Adviser and the Subadviser and considered the following: (i) a description of the nature, quality and extent of the services provided by the Adviser and Subadviser; (ii) the costs to the Adviser and Subadviser of providing these services; (iii) the extent to which the Adviser or Subadviser realizes economies of scale as each Fund grows larger; (iv) statistical data concerning the Adviser's and Subadviser's performance; (v) data concerning any ancillary benefits accruing to the Adviser and Subadviser (for example, increased non-fund business generated by a Fund's customers); (vi) data concerning any "float" realized by the Adviser or Subadviser (for example, interest earned in the lapse of time between the receipt of payment for purchase of a Fund's shares and the delivery of payment to a Fund for settlement or between receipt of an order for redemption of shares and the delivery of a redemption check); (vii) an exploration of the alternatives to the current advisory fee structure; and (viii) a comparison of the advisory fee structure, performance, operating expenses and expense ratio with those of other applicable mutual funds. The Board also reviewed information regarding the Adviser's policies and procedures with respect to overseeing the activities of the Subadviser.

In approving the Advisory Agreement and Subadvisory Agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling. However, in approving the Advisory Agreement and Subadvisory Agreement, the Board focused on the superior nature, quality and extent of service to be provided under the agreements and the product design and performance of other principal protection funds managed by the Adviser and Subadviser in light of the investment objectives of those funds. The Board also focused on the success in implementing the first series of principal protected portfolios of the Trust and the desire of investors to invest in subsequent series. The Board concluded that the fees to be paid to the Adviser and Subadviser are reasonable in relation to the services to be rendered, and that the anticipated expenses to be borne by the shareholders were reasonable. The Board focused on the principal protection structure for the Funds, and the importance of principal protection to investors. The Board further determined that the contractual arrangements offer an appropriate means for a Fund to obtain high quality portfolio management services in furtherance of a Fund's objectives, and to obtain other appropriate services for the Funds.

COMPENSATION OF TRUSTEES AND OFFICERS

Each Trustee is paid an annual retainer fee of $8,000 for the Trustee's service to the Trust. In addition, each Trustee is paid a fee of $3,000 for each Board meeting attended (whether in person, by telephone or by electronic communication). Trustees are also reimbursed for travel and related expenses incurred in attending Board meetings. Mr. Schweiger receives no compensation (other than reimbursement for travel and related expenses) for his service as Trustee of the Trust. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Plantation, Florida.

The following table sets forth the estimated fees that were paid to each Trustee by the Trust for the fiscal year ended December 31, 2003.

--------------------------------------------------------------------------------
                                                  TOTAL COMPENSATION
TRUSTEE                                               FROM TRUST
--------------------------------------------------------------------------------
Larry B. Schweiger                                       None
R. Carol Casey                                         $20,000
Ali Fatemi                                             $20,000

ADVISER AND SUBADVISER

SERVICES AND OWNERSHIP OF THE ADVISER

Subject to the general supervision of the Trustees, the Adviser provides investment advisory services to the Trust pursuant to the Advisory Agreement. The Adviser, located at 1200 South Pine Island Road, Suite 300, Plantation, Florida 33324, is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act"). The Adviser is responsible for developing the investment policies and guidelines for each Fund and for supervising the Subadviser. The Adviser is a wholly owned subsidiary of AGILEX Holdings LLC.

PROVISIONS OF THE ADVISORY AGREEMENT

The Advisory Agreement remains in effect for a period of two years from the date of its effectiveness. After the initial two-year period, the Advisory Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party.

The Advisory Agreement with respect to each Fund is terminable without penalty by the Board or by majority vote of a Fund's outstanding voting securities (as defined by the 1940 Act) on 60 days' written notice by either party and will terminate automatically upon assignment.

FEES

The Trust, on behalf of the Index Fund, pays the Adviser a fee as a percentage of aggregate average daily net assets of the Index Fund at an annualized rate of 0.20% of the first $2 billion of assets invested in Designated Treasury Securities, 0.22% of the excess over $2 billion up to $3 billion of such assets, 0.24% of the excess over $3 billion up to $4 billion of such assets, and 0.26% of the excess over $4 billion of such assets; PLUS 1.00% of the first $2 billion of assets not invested in Designated Treasury Securities, 1.10% of the excess over $2 billion up to $3 billion of such assets, 1.20% of the excess over $3 billion up to $4 billion of such assets, and 1.30% of the excess over $4 billion of such assets. For purposes of determining whether a breakpoint applies in calculating the fee payable to the Adviser, the relevant assets of the existing series of the Trust (other than the LS Series) are included.

The Trust, on behalf of the LS Fund, pays the Adviser a fee as a percentage of the LS Fund's average daily net assets at an annualized rate of 0.125% plus 12.5% of the amount by which the return of the LS Fund at each quarter-end exceeds the highest previous calendar quarter-ending return of the Fund.

The Adviser's fees are calculated as a percentage of each Fund's average daily net assets. The fees are accrued by the Trust daily and will be payable monthly in arrears on the first day of each calendar month for services performed under the Advisory Agreement during the prior month. The Adviser may waive all or any portion of a Fund's advisory fees. The Advisory Agreement provides that the Adviser may render services to others.

OTHER

The Adviser may compensate its members, managers, employees, consultants, its Board of Advisers and others in connection with their efforts in selling shares of a Fund. Such compensation may include cash, interests or options on interests in the Adviser, its parent or other affiliates, and other non-cash compensation.

SUBADVISER

To assist the Adviser in carrying out its responsibility, the Trust and the Adviser have retained the Subadviser to render advisory services and make daily investment decisions for each Fund pursuant to an investment subadvisory agreement between the Trust, the Adviser and Subadviser (the "Subadvisory Agreement").

The Subadviser, located at 650 Fifth Avenue, 3rd Floor, New York, New York 10019 and 100 Drake's Landing Road, Suite 255, Greenbrae, California 94904, is a limited liability company that was formed in 1999. The Subadviser is registered with the SEC as an investment adviser under the Advisers Act.

The Trust, on behalf of the Index Fund, pays the Subadviser a fee as a percentage of aggregate average daily net assets of the Index Fund at an annualized rate of 0.20% of the first $2 billion of assets invested in Designated Treasury Securities, 0.18% of the excess over $2 billion up to $3 billion of such assets, 0.16% of the excess over $3 billion up to $4 billion of such assets, and 0.14% of the excess over $4 billion of such assets; PLUS 1.00% of the first $2 billion of assets not invested in Designated Treasury Securities, 0.90% of the excess over $2 billion up to $3 billion of such assets, 0.80% of the excess over $3 billion up to $4 billion of such assets, and 0.70% of the excess over $4 billion of such assets. For purposes of determining whether a breakpoint applies in calculating the fee payable to the Subadviser, the relevant assets of the existing series of the Trust (other than the LS Series) are included. In addition, the Trust, on behalf of the LS Fund, pays the Subadviser a fee as a percentage of the LS Fund's average daily net assets at an annualized rate of 0.125%, plus an amount equal to 12.5% of the amount by which the return of the LS Fund at each calendar quarter-end exceeds the highest previous calendar quarter-end return of the Fund.

The fees are accrued by the Trust daily and will be payable monthly in arrears on the first day of each calendar month for services performed under the Subadvisory Agreement during the prior month.

Under an arrangement between the Subadviser and the Adviser, the Subadviser has the option to purchase membership interest units ("Units") in the Adviser equivalent to 1.5% of the value of the then total outstanding Units when the aggregate assets of the Trust subadvised by the Subadviser reach the following asset levels: (i) $2 billion in aggregate Trust assets; (ii) $3 billion in aggregate Trust assets; and (iii) $4 billion in aggregate Trust assets. Each option shall be exercisable for up to 24 months from the date each asset target is reached.

The Adviser performs internal due diligence on the Subadviser and monitors the Subadviser's performance. The Adviser will be responsible for communicating performance targets and evaluations to the Subadviser, supervising the Subadviser's compliance with each Fund's fundamental investment policies, authorizing the Subadviser to engage in certain investment techniques for a Fund, and recommending to the Board of Trustees whether the subadvisory agreement should be renewed, modified or terminated. The Adviser also may from time to time recommend that the Board replace the Subadviser or appoint an additional Subadviser.

Under the Subadvisory Agreement, the Subadviser must receive the prior written approval of the Adviser to place orders and issue instructions with respect to purchases and sales of securities and other investment assets representing more than 60% of the non-Designated Treasury Securities of a Fund at any given time. In addition, the Subadviser must use commercially reasonable efforts to manage the assets of each Fund so that each Fund maintains a cash position of at least 5% of such Fund's average daily net assets, or the amount of such Fund's expense ratio as stated in the prospectus, whichever is greater, as a reserve for paying the expenses of such Fund on an ongoing basis over the life of each Fund.

DISTRIBUTOR

DISTRIBUTOR; SERVICES AND COMPENSATION OF DISTRIBUTOR

ALPS Distributors, Inc., the distributor (also known as principal underwriter) of the shares of each Fund (the "Distributor"), is located at 370 17th Street, Suite 3100, Denver, Colorado 80202. The Distributor is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

Under a distribution agreement (the "Distribution Agreement") with the Trust, the Distributor acts as the agent of the Trust in connection with the offering of shares of each Fund. The Distributor continually distributes shares of the Funds on a best effort basis. The Distributor has no obligation to sell any specific quantity of Fund shares.

The Distributor may enter into arrangements with various financial institutions through which you may purchase or redeem shares. The Distributor may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of a Fund.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial institutions for distribution of shares of the Funds. These financial institutions may charge a fee for their services and may receive shareholders service fees even though shares of a Fund are sold with sales charges or distribution fees. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Funds.

Investors who purchase shares in this manner will be subject to the procedures of the institution through which they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of a Fund in this manner should acquaint themselves with their institution's procedures and should read the Prospectus in conjunction with any materials and information provided by their institution. The financial institution and not its customers will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

Pursuant to the Distribution Agreement, the Distributor receives, and may reallow to certain financial institutions, the sales load paid by the purchasers of the Funds' shares. In addition, pursuant to the 12b-1 Plan, the Trust will pay the Distributor a monthly fee.

OTHER PROVISIONS OF DISTRIBUTION AGREEMENT

The Distribution Agreement remains in effect for a period of one year from the date of effectiveness. Subsequently, the Distribution Agreement must be approved at least annually by the Board (with votes cast in person) or by vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust).

The Distribution Agreement is terminable without penalty by the Trust with respect to a Fund on 30 days' written notice when authorized either by majority vote of the Fund's outstanding voting securities, by a majority vote of the Board, or by the Distributor.

Under the Distribution Agreement, the Distributor is not liable to the Trust or the Trust's shareholders for any error of judgment or mistake of law, for any loss arising out of any investment or for any act or omission in the performance of its duties to a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Under the Distribution Agreement, the Distributor and certain related parties are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in a Fund's Registration Statement or any alleged omission of a material fact required to be stated in the Registration Statement to make statements contained therein not misleading. The Trust, however, will not indemnify the Distributor for any such misstatements or omissions if they were made in reliance upon information provided in writing by the Distributor in connection with the preparation of the Registration Statement.

DISTRIBUTION PLAN (12B-1 PLAN)

Each Fund has adopted a distribution plan in accordance with Rule 12b-1 under the 1940 Act (the "Plan") that allows the Fund to compensate financial intermediaries for providing distribution-related, marketing and other services to shareholders on behalf of the Fund. Under the Plan, each Fund compensates financial intermediaries, including the Adviser and Distributor, at an annual rate of 0.75% of the average daily net assets of each Fund. No Rule 12b-1 fees are assessed during the Offering Period.

Because these fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales loads. The financial intermediaries may incur expenses for any distribution-related purpose they deem necessary or appropriate, including the following principal activities: (a) the incremental costs of printing and distributing prospectuses, statements of additional information, annual reports and other periodic reports for use in connection with the offering for sale of Fund shares to any prospective investors; (b) preparing, printing and distributing sales literature and advertising materials used in connection with the offering of Fund shares for sale to the public; and
(c) compensating other persons, including the Adviser or Subadviser, for providing assistance for the distribution of Fund shares.

The Plan provides that it will remain in effect for one year from the date of its adoption and thereafter shall continue in effect provided it is approved at least annually by shareholders or by the Board, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan. The Plan further provides that it may not be amended to materially increase the costs which the Trust bears for distribution pursuant to the Plan without shareholder approval and that other material amendments of the Plan must be approved by the Board and the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan. The Plan may be terminated without penalty at any time by a vote of a majority of the outstanding voting securities of the Fund or by a majority vote of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

In approving the Plan with respect to each Fund, the Trustees determined that there was a reasonable likelihood that the Plan would benefit the Fund and its shareholders. The Plan provides that all written agreements relating to the Plan must be approved by the Board, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan. In addition, the Plan requires the Trust and the Distributor to prepare and submit to the Board, at least quarterly, and the Board to review, written reports setting forth all amounts expended under the Plan and identifying the activities for which those expenditures are made.

The Plan obligates the Funds to compensate financial intermediaries, including the Adviser and Distributor for their services and not to reimburse them for expenses incurred.

OTHER SERVICE PROVIDERS

ADMINISTRATOR, FUND ACCOUNTANT, TRANSFER AGENT AND CUSTODIAN

Pursuant to a service agreement with the Trust (the "Service Agreement"), J.P. Morgan, 73 Tremont Street, Boston, MA 02108, acts as administrator, fund accountant and transfer agent for the Trust. As administrator, J.P. Morgan is responsible, among other things, for the supervision of the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust. As fund accountant, J.P. Morgan is responsible, among other things, for calculating the NAV per share of each Fund and preparing each Fund's financial statements and tax returns. As transfer agent, J.P. Morgan is responsible, among other things, for maintaining an account for each shareholder of record of each Fund, processing purchase and redemption requests and paying distributions to shareholders of record.

Unless terminated sooner as provided therein, the Service Agreement will continue in effect from the date of its effectiveness, provided the Trustees approve its continuance at least annually. The Service Agreement is terminable without penalty by the Trust or by J.P. Morgan with respect to a Fund on 180 days' prior written notice.

Under the Service Agreement, J.P. Morgan is not liable to the Trust or the Trust's shareholders for any error of judgment or mistake of law or for any loss or expense suffered by the Trust or third parties, except for a loss or expense solely caused by or resulting from J.P. Morgan's gross negligence or willful misconduct. Under the Service Agreement, J.P. Morgan and its directors, officers, agents and employees are held harmless from and against all claims, liabilities, losses, damages, fines, penalties and expenses related to J.P. Morgan's actions or omissions that are consistent with J.P. Morgan's contractual standard of care.

Pursuant to a custody agreement with the Trust (the "Custody Agreement"), JPMorganChase, 4 Metrotech Center, Brooklyn, New York 11245, acts as custodian of each Fund's assets and safeguards and controls each Fund's cash and securities, determines income and collects interest on Fund investments. JPMorganChase may employ subcustodians to provide custody of each Fund's domestic and foreign assets.

JPMorganChase will maintain a segregated account for each Fund with respect to that Fund's Zero Coupon Treasuries (i.e., Designated Treasury Securities).

For these services, each Fund will pay its pro-rata portion of a fee charged by J.P. Morgan and JPMorganChase, collectively, at an annual rate of .20% of the first $500 million in total assets, .15% of the next $1.5 billion in total assets and .10% in excess of $2 billion in total assets. The fee is accrued daily by each Fund and is paid monthly based on average daily net assets. J.P. Morgan and JPMorganChase, collectively, are entitled to a minimum aggregate fee of $150,000 per Fund. Out-of-pocket expenses are computed, billed and payable monthly.

SHAREHOLDER SERVICING

Pursuant to a Shareholder Service Plan adopted by the Trust, the Trust may perform, or arrange for the performance of, certain activities relating to the servicing and maintenance of shareholder accounts not otherwise provided by J.P. Morgan ("Shareholder Servicing Activities") with respect to each Fund. Under the Service Plan, the Trust may enter into shareholder service agreements with financial institutions or other persons, including the Adviser, who provide Shareholder Servicing Activities for their clients invested in a Fund.

Shareholder Servicing Activities may include one or more of the following: (1) establishing and maintaining accounts and records for shareholders of the Trust;
(2) answering shareholder inquiries regarding the Trust (e.g., responding to questions concerning investments in the Trust, account balances and reports and tax information provided by the Trust); (3) assisting in the enhancement of relations and communications between shareholders and the Trust; (4) assisting in the maintenance of Trust records containing shareholder information; and (5) providing such other information and shareholder liaison services as requested.

As compensation for the Shareholder Servicing Activities, the Trust pays the shareholder servicing agents with respect to each Fund, a fee of up to 0.25% of the average daily net assets of the shares owned by shareholders for which the shareholder servicing agents maintain a servicing relationship.

FUND TRANSACTIONS
--------------------------------------------------------------------------------

HOW SECURITIES ARE PURCHASED AND SOLD

Each Fund's purchases and sales of fixed-income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom a Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities at a net price. There usually are no brokerage commissions paid for these securities, however, a Fund will typically pay a "mark-up" for such instruments.

Purchases and sales of portfolio securities that are equity securities (for instance, ETFs) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and (2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Subadviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Subadviser will utilize the services of others. Depending upon the volume of a trade, certain ETF transactions may be affected directly with a fund or its transfer agent.

Purchases of securities from underwriters of the securities include a disclosed fixed commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

In the case of fixed-income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

SUBADVISER RESPONSIBILITY FOR PURCHASES AND SALES

The Subadviser places orders for the purchase and sale of securities with brokers and dealers selected by and in the discretion of the Subadviser. The Subadviser has no obligation to deal with a specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Subadviser in its best judgment and in a manner deemed to be in the best interest of a Fund rather than by any formula, and subject to the Subadviser's best execution obligation as described below.

The Subadviser seeks "best execution" for all portfolio transactions. This means that the Subadviser seeks the most favorable price and execution available. The Subadviser's primary consideration in executing transactions for a Fund is prompt execution of orders in an effective manner and at the most favorable price available.

CHOOSING BROKER-DEALERS

A Fund may not always pay the lowest commission or spread available. Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Board. In determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Subadviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

OBTAINING RESEARCH FROM BROKERS

The Subadviser may give consideration to research services furnished by brokers to the Subadviser for its use and may cause a Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Subadviser's own internal research and investment strategy capabilities. The Subadviser may not use all research services obtained from brokers in connection with a Fund. In addition, the Subadviser may use the research services for other clients of the Subadviser. The Subadviser's fees are not reduced by reason of the Subadviser's receipt of research services.

The Subadviser has full brokerage discretion. It evaluates the range and quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. Under certain circumstances, the value of research provided by a broker-dealer may be a factor in the selection of a broker. This research would include reports that are common in the industry. Typically, the research will be used to service all of the Subadviser's accounts although a particular client may not benefit from all the research received on each occasion. The nature of the services obtained for clients include industry research reports and periodicals, quotation systems, software for portfolio management and formal databases.

Occasionally, the Subadviser utilizes a broker and pays a slightly higher commission than another broker may charge. The higher commission is paid because of the Subadviser's need for specific research, for specific expertise a firm may have in a particular type of transaction (due to factors such as size or difficulty), or for speed/efficiency in execution. Since most of the Subadviser's brokerage commissions for research are for economic research on specific companies or industries, and since the Subadviser is involved with a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the clients.

There are occasions in which portfolio transactions may be executed as part of concurrent authorizations to purchase or sell the same securities for more than one account served by the Subadviser, some of which accounts may have similar investment objectives. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to any one or more particular accounts, they will be effected only when the Subadviser believes that to do so will be in the best interest of the affected accounts. When such concurrent authorizations occur, the objective will be to allocate the execution in a manner equitable to the accounts involved. Clients are typically allocated securities with prices averaged on a per-share or per-bond basis.

COUNTERPARTY RISK

The Subadviser monitors the creditworthiness of counterparties to the Funds' transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

TRANSACTIONS THROUGH AFFILIATES

The Subadviser may effect transactions through affiliates of the Subadviser (or affiliates of those persons) pursuant to procedures adopted by the Trust. The Funds may purchase securities from underwriting syndicates of which affiliates of the Adviser and Subadviser are members under certain conditions in accordance with the 1940 Act and in compliance with procedures adopted by the Board.

OTHER ACCOUNTS OF THE SUBADVISER

Investment decisions for a Fund are made independently from those for any other account or investment company that is or may in the future become managed by the Subadviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Subadviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. When purchases or sales of the same security for a Fund and other client accounts managed by the Subadviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

FUND TURNOVER

The frequency of portfolio transactions of a Fund (the portfolio turnover rate) will vary from year to year depending on many factors. A Fund's turnover rate is not a limiting factor when the Subadviser deems portfolio changes appropriate. Changes may be made in a Fund consistent with the investment objectives and policies of the Fund whenever such changes are believed to be in the best interest of the Fund and its shareholders. Higher portfolio turnover rates may result in increased brokerage costs to that Fund and a possible increase in short-term capital gains or losses.

PURCHASE AND REDEMPTION INFORMATION
--------------------------------------------------------------------------------

GENERAL INFORMATION

You may purchase or redeem shares or request any shareholder privilege in person at the offices of the Distributor, located at 370 17th Street, Suite 3100, Denver, Colorado 80202.

Each Fund accepts orders for the purchase of shares during the Offering Period or redemption of shares on any weekday that the NYSE is open or an otherwise deemed appropriate by the Trust's officers.

Not all Funds may be available for sale in the state in which you reside. Please check with your investment professional to determine a Fund's availability.

ADDITIONAL PURCHASE INFORMATION

Shares of each Fund are sold only during the Offering Period by the Distributor. Each Fund reserves the right to refuse any purchase request. Each Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

You must meet the eligibility requirements of the LS Fund to purchase shares of that Fund. To purchase shares of the LS Fund, you must have a net worth of more than $1.5 million.

Shares of a Fund are normally issued for cash only. In the Subadviser's discretion, however, a Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for shares of the Fund. A Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

IRAS

All   contributions  to  an  individual   retirement   account  are  treated  as
contributions made during the year the investment is received.

UGMAS/UTMAS

If the custodian's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the custodian must provide instructions in a manner indicating custodial capacity.

PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to a Fund.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in a Fund directly. When you purchase shares of a Fund through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures; you may have shares of the Fund transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, a Fund may confirm  purchases  and  redemptions  to the financial  institution,  which will
provide  you  with  confirmations  and  periodic  statements.   A  Fund  is  not
responsible for the failure of any financial institution to carry out its obligations.

If you purchase shares of a Fund through a financial institution, you should read any materials and information provided by the financial institution to acquaint yourself with its procedures and any fees that the institution may charge.

ADDITIONAL REDEMPTION INFORMATION

A Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder, which is applicable to the Fund's shares as provided in the Prospectus.

SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (1) the NYSE is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted;
(2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of the Fund.

REDEMPTION-IN-KIND

Redemption proceeds normally are paid in cash. If deemed appropriate and advisable by the Subadviser, a Fund may satisfy a redemption request from a shareholder by distributing portfolio securities pursuant to procedures adopted by the Board. The Trust has filed an election with the SEC pursuant to which a Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

NAV DETERMINATION

Net asset value per share for a Fund is determined as of the close of regular trading (currently 4:00 p.m., Eastern Time) on each day the NYSE is open for business and on any other day that the Fund accepts orders for purchase or redemption of shares. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of a Fund's shares.

Securities of a Fund for which market quotations are available are valued at latest prices. Any security for which the primary market is an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the mean of the last bid and asked price quoted on such day. In the case of other Fund securities, including U.S. Government securities but excluding money market instruments and debt securities maturing in 60 days or less, the valuations are based on latest quoted bid prices. Money market instruments and debt securities maturing in 60 days or less are valued at amortized cost. Prices may be furnished by a reputable independent pricing service approved by the Board. All other securities and other assets of a Fund for which current market quotations are not readily available are valued at fair value as determined in good faith by the Board and in accordance with procedures adopted by the Board.

Shares of a Fund may be purchased during an Offering Period or redeemed on any day the Fund is open for business. The Funds are open for business each day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

DISTRIBUTIONS

Unless received in cash or reinvested in shares of the other Fund or other series of the Trust currently being offered, a distribution of net investment income will be reinvested at the distributing Fund's NAV per share as of the last day of the period with respect to which the distribution is paid. Unless received in cash or reinvested in shares of the other Fund or other series of the Trust currently being offered, a distribution of capital gains will be reinvested at the NAV per share of the distributing Fund on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

SALES LOADS

As described in the prospectus, shares of each Fund are offered with a maximum initial sales load equal to 4.75%. The initial sales loads may be less depending upon the amount of investment. For example, the initial sales load would be reduced to 3.75% for investments between $100,000 and $249,999, to 2.75% for investments between $250,000 and $499,999, and to 1.75% for any investments $500,000 or more.

REDUCED SALES LOADS

You may qualify for a reduced sales load on purchases of a Fund's shares under rights of accumulation ("ROA") or a letter of intent ("LOI"). If you qualify under the ROA, the sales load you pay is based on the total of your current purchase and the net asset value (at the end of the previous fund business day) of shares that you already hold in the Fund or shares of other Trust series managed by the Adviser. To qualify for ROA on a purchase, you must inform J.P. Morgan and supply sufficient information to verify that each purchase qualifies for the privilege or discount. You may also enter into an LOI, which expresses your intent to invest $100,000 or more in the shares of a Fund within a period of 3 months. Each purchase under an LOI will be made at the public offering price applicable at the time of the purchase to a single transaction of the dollar amount indicated in the LOI. If you do not purchase the minimum investment referenced in the LOI, you must pay the Fund an amount equal to the difference between the dollar value of the sales loads paid under the LOI and the dollar value of the sales loads due on the aggregate purchases of the shares as if such purchases were executed in a single transaction.

ELIMINATION OF SALES LOADS

No sales load is assessed on the reinvestment of a Fund's distributions. Each Fund reserves the right not to charge a sales load on purchases made for investment purposes by:

  o Any bank, trust company, savings association or similar institution with whom the Distributor has entered into a share purchase agreement acting on behalf of the institution's fiduciary customer accounts or any account maintained by its trust department (including a pension, profit sharing or other employee benefit trust created pursuant to a qualified retirement plan)
  o Any registered investment adviser with whom the Distributor has entered into a share purchase agreement and which is acting on behalf of its fiduciary customer accounts
  o Any broker-dealer with whom the Distributor has entered into a Fee-Based Wrap Account Agreement or similar agreement and which is acting on behalf if its fee-based program clients
  o Trustees and officers of the Trust; directors, officers and full-time employees of the Adviser, the Subadviser, the Distributor, any of their affiliates or any organization with which the Distributor has entered into a Selected Dealer or similar agreement; the spouse, sibling, direct ancestor or direct descendent (collectively, "relatives") of any such person; any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative
  o Employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986, as amended.
  o An investor if the amount invested represents redemption proceeds from a mutual fund not affiliated with the Adviser, provided the redemption occurred within 60 days of the purchase of a Fund's shares and the redeemed shares were subject to a sales charge.

Each Fund requires appropriate documentation of an investor's eligibility to purchase Fund shares without a sales load. Any shares so purchased may not be resold except to the Fund.

CODE OF ETHICS
--------------------------------------------------------------------------------

The Trust, the Adviser, the Subadviser and Distributor have adopted a Code of Ethics, as required by Rule 17j-1 of the 1940 Act, governing personal trading activities of all Trustees, officers of the Trust and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Trust or obtain information pertaining to such purchase or sale. Each Code is intended to prohibit fraud against the Trust that may arise from personal trading. Each Code permits personnel subject to the Code to invest in Securities including those that may be purchased or held by the Funds.

PROXY VOTING POLICIES AND PROCEDURES

     The Board has adopted proxy voting policies and procedures ("Proxy Policies") wherein the Trust has delegated to AGILEX Advisers LLC ("AGILEX") the responsibility for voting proxies relating to portfolio securities held by the Funds as part of their investment advisory services, subject to the supervision and oversight of the Board. Notwithstanding this delegation of responsibilities, however, each Fund retains the right to vote proxies relating to its portfolio securities.

     Each Fund generally will rarely own securities for which proxies must be voted. A Fund, however, may own publicly traded equity securities that may be subject to a proxy vote.

     The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of the Fund and its shareholders, taking into account the value of the Funds' investments.

     PROXY VOTING GUIDELINES. In the absence of special circumstances, AGILEX will vote proxies in accordance with the proxy voting guidelines ("Proxy Guidelines") adopted as part of the Trust's Proxy Policies. Generally, the Guidelines call for AGILEX to vote proxies so as to promote the long-term economic value of the underlying security.

     Every reasonable effort should be made to vote proxies. However, AGILEX is not required to vote a proxy if it is not practicable to do so or it determines that the potential costs involved with voting a proxy outweigh the potential benefits to a Fund and its shareholders.

     The Proxy Guidelines generally characterizes proxy voting issues into three Levels (I, II and III). Level I matters normally are voted based on the recommendation of the issuer's management. Matters that could meaningfully impact the position of existing shareholders (Levels II and III) are given special consideration and voted in a manner that is believed to support the interests of shareholders.

     Level I proposals are those which do not propose to change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. Given the routine nature of these proposals, proxies will nearly always be voted with management. Examples of such proposals would include, among other things: the approval of auditors; election of director and/or officers; liability limitations for directors; and indemnification provisions for directors.

     Level II proposals are those that are more likely to affect the structure and operations of the corporation and, therefore, will have a greater impact on the value of a shareholder's investment. Examples of such proposals would include, among other things: decisions as to mergers and acquisitions affecting the company; corporate restructuring; re-incorporation or formation; increase or decrease in directors, preferred stock or comment stock; and changes in capitalization. These proposals require special consideration by AGILEX, and these decisions are made on a case-by-case basis on the perceived best interest of Fund shareholders.

     Level III proposals are those that clearly have the effect of restricting the ability of shareholders to realize the full potential value of their investment. AGILEX generally will vote against these proposals. Examples of these proposals include, among other things: poison pill provisions; "golden parachute" provisions; "greenmail" provisions; supermajority voting requirements; board classification without cumulative voting; and confidential voting requirements.

     CONFLICTS OF INTEREST. The Guidelines also address procedures to be used by AGILEX when there is a conflict of interest between the interests of AGILEX (or its affiliates) and the interests of the Funds. Each proxy is reviewed by AGILEX to assess the extent to which there may be a material conflict of interest between AGILEX or its affiliates. With respect to conflicts of interest regarding the Funds, AGILEX will notify the Proxy Voting Committee as to the nature of the conflict to assist in its resolution. The Proxy Voting Committee consists of the officer responsible for proxy voting, a senior officer of AGILEX (other than the proxy officer), and an independent member of the Board.

     MORE INFORMATION. The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 (starting with the year ending June 30, 2004) will be available without charge, upon request by calling toll-free, 1-866-726-1700 or by accessing the SEC's website at www.sec.gov. In addition, a copy of the Proxy Policies are also available by calling 1-866-726-1700 and will be sent within three business days of receipt of a request.

TAXATION
--------------------------------------------------------------------------------

The tax information set forth in the Prospectus and the information in this section relate solely to federal tax law and assume that each Fund will qualify for treatment as a regulated investment company (as discussed below). Such information is only a summary of certain key federal tax considerations affecting a Fund and its shareholders that are not described in the Prospectus. No attempt has been made to present a complete explanation of the federal tax treatment of a Fund or the implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and the regulations thereunder in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Funds and their shareholders. Any of these changes or court decisions may have a retroactive effect. ALL INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISERS AS TO THE FEDERAL, STATE, LOCAL AND FOREIGN TAX PROVISIONS APPLICABLE TO THEM.

QUALIFICATION FOR TREATMENT AS A REGULATED INVESTMENT COMPANY

Each Fund intends for each taxable year (which is the calendar year) to qualify for treatment as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of a Fund.

MEANING OF QUALIFICATION

A Fund that is treated as a regulated investment company will not be subject to federal income tax on the portion of its investment company taxable income (that is, interest, dividends, the excess of net short-term capital gain over long-term capital loss ("short-term capital gain") and other ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company for a taxable year, a Fund must satisfy the following requirements:

  o The Fund must distribute at least 90% of its investment company taxable income (determined without regard to any deduction for dividends paid) for the taxable year. (Certain distributions a Fund makes after the close of its taxable year are considered distributions attributable to that year for purposes of satisfying this requirement.)

  o The Fund must derive at least 90% of its gross income for the taxable year from certain types of income derived with respect to its business of investing in securities.

  o The Fund must satisfy the following asset diversification tests at the close of each quarter of its taxable year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies and securities of other issuers (limited, as to any one issuer, to an amount that is not more than 5% of the value of the Fund's total assets and that does not represent more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or in two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses.

FAILURE TO QUALIFY

If for any taxable year a Fund does not qualify to be taxed as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and those dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for regulated investment company treatment. Failure to qualify for that treatment would thus have a negative impact on a Fund's income and performance.

FUND DISTRIBUTIONS

Each Fund anticipates distributing substantially all of its net investment income and net capital gain at least annually. These distributions generally will be made only once a year, in November or December, but a Fund may make additional distributions of net investment income and net capital gain at any time during the year. Unless otherwise instructed, a Fund will automatically reinvest all income dividends and capital gain distributions in additional shares of the Fund. Shares become entitled to receive distributions on the day after they are issued.

Fund distributions of net income are taxable to you as ordinary income. A portion of those distributions may qualify for (1) the 15% maximum federal income tax rate applicable to dividends that individuals receive through 2008 (enacted by the Jobs and Growth Tax Relief Reconciliation Act of 2003 ("2003 Act")) and (2) the dividends-received deduction allowed to corporate shareholders. The eligible portion may not exceed the aggregate dividends a Fund receives from domestic corporations and, for purposes of the 15% rate, certain foreign corporations. In addition, the availability of that rate and the dividends-received deduction is subject to certain holding period and debt-financing restrictions imposed on a Fund with respect to the shares it holds on which the dividends were paid. Dividends a corporate shareholder deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.

Distributions of net capital gain are taxable to you as long-term capital gain, regardless of how long you have held Fund shares. These distributions do not qualify for the dividends-received deduction, but any distributions a Fund makes of net capital gain it recognizes on sales or exchanges of capital assets through its last taxable year beginning before January 1, 2009, will be subject to a 15% maximum federal income tax rate for individual shareholders.

Fund distributions that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

Each distribution by a Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another Fund). If you receive a distribution in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

Ordinarily, you are required to take distributions by a Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that year even if the distribution is actually paid in January of the following year.

You will be advised annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

CERTAIN FUND TRANSACTIONS

A Fund will recognize taxable income in the form of original issue discount by virtue of holding U.S. Treasury bills, notes and bonds issued at a discount of more than a DE MINIMIS amount. A Fund must accrue a portion of such discount as income each year, even if the Fund does not receive any interest payment in cash during the year. Accordingly, in order to continue to be taxed as a regulated investment company for federal income tax purposes and to avoid the imposition of the federal excise tax described below with respect to any year, a Fund may be required to make aggregate distributions to its shareholders each year in amounts that are greater than the aggregate amount of interest income the Fund actually received during such year. Such distributions will be made from the existing cash held by a Fund or, if necessary, from the proceeds it derives from its sales of portfolio securities selected by the Subadviser. A Fund may realize a taxable gain or loss from such securities sales. If a Fund realizes net capital gains from such sales, its shareholders may receive a larger distribution of short-term or net capital gain, if any, from the Fund than they otherwise would have received.

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gain from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations), and gains from options and futures contracts a Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the income requirement described above. Each Fund will monitor its transactions, make appropriate tax elections and make appropriate entries in its books and records when it acquires any foreign currency, option, futures contract or hedged investment to mitigate the effect of these rules, prevent its disqualification as a regulated investment company and minimize the imposition of federal income and excise taxes.

For federal income tax purposes, when call options purchased by a Fund expire unexercised, the premiums it paid give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When a Fund exercises a call option, its tax basis in the underlying security includes the amount of the premium paid for the call.

Certain futures contracts and listed options are considered "Section 1256 contracts" for federal income tax purposes. Section 1256 contracts a Fund holds at the end of each taxable year are "marked to market" (that is, treated for federal income tax purposes as though sold at that time for fair market value). Gains or losses a Fund realizes on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. A Fund can elect to exclude its Section 1256 contracts that are part of a "mixed straddle" (as described below) from the foregoing treatment.

Any option, futures contract, or other position a Fund enters into or holds in conjunction with any other position it holds may constitute a "straddle" for federal income tax purposes. A straddle of which at least one, but not all, of the positions is a Section 1256 contract may constitute a "mixed straddle." In general, straddles are subject to certain rules that may affect the character and timing of a Fund's gains or losses with respect to straddle positions by requiring, among other things, that: (1) loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (3) losses recognized with respect to certain straddle positions that are part of a mixed straddle and that are non-Section 1256 contracts be treated as 60% long-term and 40% short-term capital losses; (4) losses recognized with respect to certain straddle positions that would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to a Fund that may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles a Fund holds if all of the offsetting positions consist of Section 1256 contracts.

A Fund may invest in ETFs that are treated as regulated investment companies under the Code. Distributions a Fund receives from a regulated investment
company   will  be  treated  in  the  manner   described   above   under   "Fund
Distributions."

A Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any "excess distribution" it receives on the stock of a PFIC or of any gain on its disposition of that stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund distributions attributable to PFIC income will not be eligible for the 15% maximum federal income tax rate described above.

If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each taxable year its PRO RATA share of the QEF's annual ordinary earnings and net capital gain -- which the Fund likely would have to distribute to satisfy the distribution requirement mentioned above and avoid imposition of the 4% excise tax described below -- even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Each Fund may elect to "mark to market" any stock in a PFIC it owns at the end of its taxable year. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over a Fund's adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. A Fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Shareholders should be aware that a Fund may not be able, at the time it acquires a foreign corporation's shares, to ascertain whether the corporation is a PFIC and that a foreign corporation may become a PFIC after a Fund acquires shares therein. While each Fund generally will seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will be able to do so.

Under Code section 988, gains or losses (1) from the disposition of foreign currencies, (2) except in certain circumstances, from options and futures contracts on foreign currencies (and on financial instruments involving foreign currencies), (3) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security and
(4) that are attributable to exchange rate fluctuations between the time a Fund accrues interest, dividends or other receivables or expenses or other liabilities denominated in a foreign currency and the time it actually collects the receivables or pays the liabilities generally will be treated as ordinary income or loss. These gains or losses will increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain. If a Fund's section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to distribute any dividends, and any distributions made during that year before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as a dividend, thereby reducing each shareholder's basis in his or her Fund shares.

FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to at least the sum of
(1) 98% of its ordinary income for the calendar year plus (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of a Fund's income must be distributed during the next calendar year. A Fund will be treated as having distributed any amount on which it is subject to income tax for any taxable year.

For purposes of calculating the excise tax, a Fund (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) excludes foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary income for that year. A Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary income for the succeeding calendar year.

Each Fund intends to make sufficient distributions of its ordinary income and capital gain net income for each calendar year to avoid liability for the excise tax. Investors should note, however, that, as is true for distributions necessary to continue to be treated as a regulated investment company, a Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

REDEMPTION OF SHARES

In general, a shareholder will recognize a gain or loss on the redemption of Fund shares in an amount equal to the difference between the redemption proceeds and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases (for example, by reinvesting dividends) other shares of the same Fund within 30 days before or after the redemption (a so-called "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis in the shares purchased. In general, any gain or loss arising from the redemption of Fund shares will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any long-term capital gain an individual shareholder recognizes on a redemption or exchange of his or her Fund shares will qualify for the 15% maximum federal income tax rate enacted by the 2003 Act. Any capital loss arising from the redemption of Fund shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. In determining the holding period of such shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

BACKUP WITHHOLDING

Each Fund will be required to withhold and remit to the U.S. Treasury 28% of distributions, and of the proceeds of redemptions of shares (regardless of the extent to which gain or loss may be realized), otherwise payable to any individual or certain other noncorporate shareholder who fails to provide a correct taxpayer identification number to the Fund (together with the withholding described in the next sentence, "backup withholding"). Withholding at that rate also is required from a Fund's distributions otherwise payable to such a shareholder who (1) is subject to backup withholding for failure to report the receipt of interest or dividend income properly or (2) fails to certify to the Fund that he or she is not subject to backup withholding or that it is a corporation or other exempt recipient. Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded.

FOREIGN SHAREHOLDERS

Taxation of a shareholder who under the Code is a nonresident alien individual or foreign corporation ("foreign shareholder") depends on whether the income from a Fund is "effectively connected" (as defined in the Code) with a U.S. trade or business carried on by the foreign shareholder ("effectively connected").

If a foreign shareholder's income from a Fund is not effectively connected, distributions of ordinary income (and short-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) on the gross amount of the distribution. A foreign shareholder generally will be exempt from U.S. federal income tax on gain realized on the sale of Fund shares and distributions of net capital gain from a Fund. If the income from a Fund is effectively connected, then ordinary income distributions, capital gain distributions and any gain realized on the sale of Fund shares will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or U.S. corporations, as applicable. Special rules apply in the case of a shareholder that is a foreign partnership or foreign trust.

In the case of a noncorporate foreign shareholder, a Fund may be required to withhold U.S. federal income tax at a rate of 30% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to distributions from a Fund and redemptions of Fund shares may differ from the U.S. federal income tax treatment described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to these rules' consequences with respect to an investment in a Fund.

STATE AND LOCAL TAXES

The tax rules of the various states of the United States and their local jurisdictions with respect to distributions from a Fund and redemptions of Fund shares may differ from the federal income tax treatment described above. These state and local rules are not discussed herein. Shareholders are urged to consult their own tax advisers as to these rules' consequences with respect to an investment in a Fund.

PERFORMANCE DATA AND ADVERTISING
--------------------------------------------------------------------------------

PERFORMANCE DATA

The Funds may quote  performance  in various ways. All  performance  information
supplied  in  advertising,  sales  literature,   shareholder  reports  or  other
materials is historical and is not intended to indicate future returns.

A Fund may compare any of its performance information with:

  o Data published by independent evaluators such as Morningstar, Inc., Lipper, Inc., iMoneyNet, Inc. (IBC Financial Data, Inc.), CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies").
  o  The performance of other mutual funds.
  o The performance of recognized stock, bond and other indices, including but not limited to the Standard & Poor's 500(R)Index; the Nasdaq-100 Index; the Russell 2000(R) Index; the Standard & Poor's Mid-Cap 400 Index; the Russell Midcap(TM)Index; the Russell 1000(R)Value Index; the Russell 2500TM Index; the Morgan Stanley(R)Capital International - Europe, Australasia and Far East Index; the Dow Jones Industrial Average; the Salomon Brothers Bond Index; the Lehman Bond Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph, or similar illustration.

Indices are standards by which shareholders may compare the performance of a Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

The Funds may refer to: (1) general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

The Funds' performance will fluctuate in response to market conditions and other factors.

PERFORMANCE CALCULATIONS

Each Fund's performance may be quoted in terms of total return.

TOTAL RETURN CALCULATIONS

Each Fund's total return shows its overall change in value, including changes in share price and assuming that all of the Fund's distributions are reinvested.

AVERAGE ANNUAL TOTAL RETURN Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total returns, a Fund: (1) determines the growth or decline in value of a hypothetical historical investment in the Fund over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a Fund.

Average annual total return before taxes on distributions and/or the sale of shares of a Fund is calculated according to the following formula:

      P(1+T)n = ERV

      Where:
            P     =     a hypothetical initial payment of $1,000
            T     =     average annual total return
            N     =     number of years
            ERV   =     ending redeemable value: ERV is the value, at the end of
                        the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period

Average annual total return, after taxes on distributions, but before taxes on the sale of shares of a Fund, is calculated according to the following formula:

      P (1 + T)n  =  ATV[D]

      Where:
            P       =   hypothetical initial payment of $1,000;
            T       =   average annual total return (after taxes on
                        distributions);
            n       =   period covered by the computation, expressed in years.
            ATV[D]  =   ending value of a  hypothetical  $1,000  payment made at
                        the  beginning  of the  1-,  5- or  10-year  (or  other)
                        periods  at  the  end  of  the  applicable   period  (or
                        fractional portion), after taxes on fund distributions but not after taxes on sale of shares of a Fund.

The Funds calculate taxes due on any distributions using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (E.G., ordinary income rate for ordinary income distributions, ordinary income rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of each distribution will be as specified by a Fund on the dividend declaration date, unless adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact of the distribution on an individual taxpayer on the reinvestment date. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Note that the required tax rates may vary over the measurement period.

Average annual total return, after taxes on distributions and sale of shares of a Fund, is calculated according to the following formula:

      P (1 + T)n  =  ATV[DR]

      Where:
            P        =  hypothetical initial payment of $1,000;
            T        =  average annual total return (after taxes on
                        distributions and sale of shares of a Fund);
            n        =  period covered by the computation, expressed in years.
            ATV[DR]  =  ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year (or other) periods at the end of the applicable period (or fractional portion), after taxes on fund distributions and sale of shares of a Fund.

The amount and character (E.G., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and for shares acquired through reinvested dividends. A Fund does not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

A Fund calculates capital gain taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. A Fund assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

Because average annual returns tend to smooth out variations in a Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results.

OTHER MEASURES OF TOTAL RETURN. Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods. A Fund may quote unaveraged or cumulative total returns that reflect the Fund's performance over a stated period of time. Total returns may be stated in their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.

Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns may be quoted with or without taking into consideration a Fund's front-end sales load or contingent deferred sales charge (if applicable).

Period total return is calculated according to the following formula:

      PT = (ERV/P-1)

      Where:
            PT    =     period total return

            The other definitions are the same as in average annual total return above.

OTHER MATTERS

A Fund may also include a variety of information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar-cost averaging; (6) biographical descriptions of the Fund's managers and the portfolio management staff of the Adviser, summaries of the views of the portfolio managers with respect to the financial markets, or descriptions of the nature of the Adviser's and its staff's management techniques; (7) the results of a hypothetical investment in the Fund over a given number of years, including the amount that the investment would be at the end of the period; (8) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (9) the net asset value, net assets or number of shareholders of the Fund as of one or more dates; and (10) a comparison of the Fund's operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies, and the manner of calculating and reporting performance.

A Fund may advertise information regarding the effects of systematic investment and systematic withdrawal plans, including the principal of dollar cost averaging. In a dollar-cost averaging program, an investor invests a fixed dollar amount in a Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not insure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

In connection with its advertisements, a Fund may provide "shareholder's letters" that serve to provide shareholders or investors with an introduction to the Fund's, the Trust's or any of the Trust's service provider's policies or business practices.

OTHER MATTERS
--------------------------------------------------------------------------------

THE TRUST AND ITS SHAREHOLDERS

GENERAL INFORMATION

AGILEX Funds was organized as a statutory trust under the laws of the State of Delaware on March 26, 2002. The Trust will continue indefinitely until terminated. The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:

AGILEX PRINCIPAL PROTECTED 500 SERIES I          AGILEX PRINCIPAL PROTECTED 100 SERIES I
AGILEX PRINCIPAL PROTECTED 2000 SERIES I         AGILEX PRINCIPAL PROTECTED 400 SERIES I
AGILEX PRINCIPAL PROTECTED LS SERIES I

AGILEX 500 GROWTH  FUND II                       AGILEX 100 GROWTH  FUND II
AGILEX 2000 GROWTH FUND II                       AGILEX 400 GROWTH  FUND II
AGILEX TOTAL INDEX GROWTH FUND II                AGILEX LS GROWTH FUND II

AGILEX TOTAL INDEX GROWTH FUND III               AGILEX LS GROWTH FUND III

AGILEX TOTAL INDEX GROWTH FUND IV                AGILEX LS GROWTH FUND IV

Only shares of the Funds are described in this SAI. Information regarding the other series of the Trust is available in separate SAIs.

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

SERIES OF THE TRUST

Each series of the Trust may have a different expense ratio and its expenses will affect its performance.

SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each series of the Trust has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares and each series votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the series and other matters for which separate voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and (2) when the Trustees determine that the matter affects more than one series and all affected series must vote. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of an offering, will be fully paid and nonassessable.

A shareholder in a Fund is entitled to the shareholder's pro rata share of all distributions arising from that Fund's assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series) shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

CERTAIN REORGANIZATION TRANSACTIONS

The Trustees, may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation so long as the surviving entity is an open-end management investment company.
The sale or conveyance of assets of series or the reorganization of a series into another investment company registered under the 1940 Act may also be effected by the Trustees without shareholder consent.

OWNERSHIP OF THE FUNDS

As of December 31, 2003, the Funds had no shares outstanding.

LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that shareholders of a Fund are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their states may decline to apply Delaware law on this point. The Trust
Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust Instrument provides for indemnification out of each Fund's property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a Fund is unable to meet its obligations. The Adviser believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by reference to the copy of such contract or other documents filed as exhibits to the registration statement.

                                  PART C OTHER INFORMATION

ITEM 23.  EXHIBITS

     (a)  (1)  Certificate  of Trust -  Incorporated  by  reference  to  Exhibit
               (a)(1) to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123) as filed with the Securities and Exchange Commission ("SEC") on June 24, 2002.

          (2) Certificate of Amendment of Certificate of Trust - Incorporated by reference to Exhibit (a)(2) to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123) as filed with the SEC on June 24, 2002.

          (3)  Form of Trust  Instrument - Incorporated  by reference to Exhibit
               (a)(3) to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123) as filed with the SEC on June 24, 2002.

          (4)  Certificate  of  Amendment  of  Certificate  of  Trust  -  [Filed
               Herewith]

     (b) Form of Bylaws - Incorporated by reference to Exhibit (b) to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123) as filed with the SEC on January 31, 2003.

     (c)  Instruments Defining Rights of Security Holders - not applicable

     (d) (1) Form of the Advisory Agreement between the Registrant and Agilex Advisers LLC ("Agilex Advisers") - Incorporated by reference to Exhibit (d)(1) to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123) as filed with the SEC on June 24, 2002.

          (2) Amendment No. 1 to the Advisory Agreement between the Registrant and Agilex Advisers - Incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123) as filed with the SEC on September 2, 2003.

          (3) Amendment No. 2 to the Advisory Agreement between the Registrant and Agilex Advisers - Incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123) as filed with the SEC on November 10, 2003.

          (4) Amendment No. 3 to the Advisory Agreement between the Registrant and Agilex Advisers - [To Be Filed By Amendment]

          (5) Form of Subadvisory Agreement between the Registrant, Agilex Advisers and Broadmark Asset Management, LLC ("Broadmark") --

               Incorporated by reference to Exhibit (d)(2) to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123) as filed with the SEC on June 24, 2002.

          (6) Revised Appendix A, dated December 11, 2003, to the Subadvisory Agreement between the Registrant, Agilex Advisers and Broadmark - Incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123) as filed with the SEC on November 10, 2003.

          (7) Revised Appendix A dated May ____, 2004 to the Subadvisory Agreement between the Registrant, Agilex Advisers and Broadmark - [To Be Filed By Amendment]

     (e) (1) Form of Distribution Agreement between the Registrant and ALPS Distributors, Inc. ("ALPS") - Incorporated by reference to
               Exhibit (e) to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123) as filed with the SEC on June 24, 2002.

          (2) Amendment No. 1 to the Distribution Agreement between the Registrant and ALPS - Incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123) as filed with the SEC on November 10, 2003.

          (3) Amendment No. 2 to the Distribution Agreement between the Registrant and ALPS - Incorporated by reference to Exhibit (e)(3) to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123) as filed with the SEC on November 10, 2003.

          (4) Amendment No. 3 to the Distribution Agreement between the Registrant and ALPS - [To Be Filed By Amendment]

          (5) Form of Selected Dealer Agreement between ALPS and selected dealers offering shares of Registrant - Incorporated by reference to Exhibit (e)(2) to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123) as filed with the SEC on January 31, 2003.

          (6) Distribution Service Agreement II between Agilex Advisers and ALPS - Incorporated by reference to Exhibit (e)(5) to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123) as filed with the SEC on November 10, 2003.

          (7) Revised Schedule A, dated December 11, 2003, to the Distribution Service Agreement II between Agilex Advisers and ALPS - Incorporated by reference to Exhibit (e)(6) to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on

               Form N-1A (File Nos. 333-91050 and 811-21123) as filed with the SEC on November 10, 2003.

          (8) Revised Schedule A dated May ____, 2004 to the Distribution Service Agreement between Agilex Advisers and ALPS - [To Be Filed By Amendment]

     (f)  Not applicable.

     (g) (1) Form of Custodian Agreement between the Registrant and JPMorgan Chase Bank - Incorporated by reference to Exhibit (g) to the
               Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123) as filed with the SEC on June 24, 2002.

          (2) Form of Amended Custodian Agreement between the Registrant and JPMorgan Chase Bank - [To Be Filed By Amendment]

     (h) (1) Form of Mutual Fund Services Agreement (fund administration, fund accounting and transfer agency services) between the Registrant and J.P. Morgan Investor Services Company ("JPMIS") - Incorporated by reference to Exhibit (h) to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123) as filed with the SEC on June 24, 2002.

          (2) Form of Amendment No. 1 to the Mutual Fund Services Agreement between the Registrant and JPMIS - [To Be Filed By Amendment]

          (3) Form of Amendment No. 2 to the Mutual Fund Services Agreement between the Registrant and JPMIS - [To Be Filed By Amendment]

          (4) Form of Amendment No. 3 to the Mutual Fund Service Agreement between the Registrant and JPMIS - [To Be Filed By Amendment]

          (5) Form of Shareholder Service Plan - Incorporated by reference to Exhibit (h)(2) to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123) as filed with the SEC on January 31, 2003.

          (6) Shareholder Service Plan II - Incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123) as filed with the SEC on September 2, 2003.

          (7) Form of Revised Appendix A, dated December 11, 2003, to the Shareholder Service Plan II - Incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123) as filed with the SEC on November 10, 2003.

          (8) Revised Appendix A, dated May ___, 2004 to the Shareholder Service Plan II - [To Be Filed By Amendment]

          (9) Form of Shareholder Service Agreement - Incorporated by reference to Exhibit (h)(3) to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123) as filed with the SEC on January 31, 2003.

          (10) Form of Shareholder Service Agreement II - Incorporated by reference to Exhibit (h)(8) to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123) as filed with the SEC on September 2, 2003.

     (i) (1) Opinion and Consent of Seward & Kissel LLP with respect to Series I Funds - Incorporated by reference to Exhibit (j) to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123) as filed with the SEC on February 18, 2003.

          (2) Opinion and Consent of Kirkpatrick & Lockhart LLP with respect to Series II Funds - Incorporated by reference to Exhibit (i)(2) to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123) as filed with the SEC on September 2, 2003

          (3) Opinion and Consent of Kirkpatrick & Lockhart LLP with respect to Series III Funds - Incorporated by reference to Exhibit (i)(3) to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123) as filed with the SEC on November 10, 2003.

          (4) Opinion and Consent of Kirkpatrick & Lockhart LLP with respect to the Agilex Total Index Growth Fund IV and Agilex LS Growth Fund IV - [To Be Filed By Amendment]

     (j)  Consent of Independent Auditors - Not applicable

     (k)  Omitted Financial Statements - Not applicable

     (l)  Not applicable

     (m)  (1)  Form of Rule 12b-1 Plan -  Incorporated  by  reference to Exhibit
               (m) to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123) as filed with the SEC on June 24, 2002.

          (2)  Distribution  Plan II -  Incorporated  by  reference  to  Exhibit
               (m)(2) to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123) as filed with the SEC on September 2, 2003

          (3) Revised Schedule A, dated May ___, 2004, to the Distribution Plan II - [To Be Filed By Amendment]

     (n) Form of Rule 18f-3 Plan - Incorporated by reference to Exhibit (n) to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123) as filed with the SEC on June 24, 2002.

     (o)  Reserved.

     (p) (1) Form of Code of Ethics of the Trust - Incorporated by reference to Exhibit (p)(1) to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123) as filed with the SEC on January 31, 2003.

          (2) Form of Code of Ethics for AGILEX ADVISERS - Incorporated by reference to Exhibit (p)(2) to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123) as filed with the SEC on January 31, 2003.

          (3) Form of Code of Ethics for Broadmark - Incorporated by reference to Exhibit (p)(3) to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123) as filed with the SEC on February 18, 2003.

Other Exhibits:

Powers of Attorney of Mr. Schweiger and Mrs. Casey - Incorporated by reference to Other Exhibits to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123) as filed with the SEC on June 24, 2002; Power of Attorney of Mr. Fatemi - Incorporated by reference to Other Exhibits to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123) as filed with the SEC on January 31, 2003.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE TRUST.

None.

ITEM 25.  INDEMNIFICATION

Article X of the Trust Instrument states:

     SECTION 10.01 LIMITATION OF LIABILITY. A Trustee, when acting in such capacity, shall not be personally liable to any person other than the Trust or beneficial owner for any act, omission or obligation of the Trust or any Trustee. A Trustee shall not be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, provided that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee hereunder.

     SECTION 10.02 INDEMNIFICATION.

          (a) Subject to the exceptions and limitations contained in Subsection 10.02(b):

               (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

               (ii) the words "claim" "action" "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expense" shall include, without limitation, attorney's fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

          (b) No  indemnification  shall  be  provided  hereunder  to a  Covered
Person:

               (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

               (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

          (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

          (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection 10.02(a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 10.02.

     SECTION 10.03 SHAREHOLDERS. In case any Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a Shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

Article IX of the Bylaws states:

     The Trust may purchase and maintain insurance on behalf of any Covered Person or employee of the Trust, including any Covered Person or employee of the Trust who is or was serving at the request of the Trust as a Trustee, Officer or employee of a corporation, partnership, joint venture, trust or other enterprise against any liability asserted adjacent him and incurred by him in any such capacity or arising out of his status as such, whether or not the Trustees would have the power to indemnify him against such liability.

     The Trust may not acquire or obtain a contract for insurance that protects or purports to protect any Trustee or Officer of the Trust against any liability to the Trust of its Shareholders to which he would otherwise be subject by reason or willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Section 10 of the Investment Advisory Agreement between the Registrant and Agilex Advisers states:

     The Trustees of the Trust and the shareholders of each Series shall not be liable for any obligations of the Trust or of the Series under this Agreement, and the Adviser agrees that, in asserting any rights or claims under this Agreement, it shall look only to the assets and property of the Trust or the Series to which the Adviser's rights or claims relate in settlement of such rights or claims, and not to the Trustees of the Trust or the shareholders of the Series.

Section 9 of the Sub-Advisory Agreement between Agilex Advisers and Broadmark Asset Management LLC states:

     The Trustees of the Trust and the shareholders of each Series shall not be liable for any obligations of the Trust or of the Series under this Agreement, and the Subadviser agrees that, in asserting any rights or claims under this Agreement, it shall look only to the assets and property of the Trust or the Series to which the Subadviser's rights or claims relate in settlement of such rights or claims, and not to the Trustees of the Trust or the shareholders of the Series.

Section 14 of the Distribution Agreement between the Registrant and ALPS Distributors, Inc. states:

     Indemnification -- The Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act, against any loss, liability, claim, damages or expenses (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any Shares, based upon the ground that the registration statement, prospectus, statement of additional information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, the 1940 Act or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case (i) is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Trust or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement, or (ii) is the Trust to be liable under its indemnity agreement contained in the paragraph with respect to any claim made against the Distributor or any person indemnified unless the Distributor or person, as the case may be, shall have notified the Trust in writing of the claim promptly after the summons or other first written notification giving information of the nature of the claims shall have been served upon the Distributor or any such person (or after the Distributor or such person shall have received notice of service on any designated agent). However, failure to notify the Trust of any claim shall not relieve the Trust from any liability which it may have to any person against whom such action is brought otherwise than on account of its indemnity agreement contained in this paragraph. The Trust shall be entitled to participate at its own expense in the defense, or, if it so elects, to assume the defense of any suit brought to enforce any claims, and if the Trust elects to assume the defense, the defense shall be conducted by counsel chosen by the Trust. In the event the Trust elects to assume the defense of any suit and retain counsel, the Distributor, officers or directors or controlling person(s), defendant(s) in the suit, shall bear the fees and expenses of any additional counsel retained by them. If the Trust does not elect to assume the defense of any suit, it will reimburse the Distributor, officers or directors or controlling person(s) or defendant(s) in the suit for the reasonable fees and expenses of any counsel retained by them. The Trust agrees to notify the Distributor promptly of the commencement of any litigation or proceeding against it or any of its officers in connection with the issuance or sale of any of the Shares.

The Distributor also covenants and agrees that it will indemnify and hold harmless the Trust and each of its officers and person, if any, who controls the Trust within the meaning of Section 15 of the 1933 Act, against any loss, liability, damages, claims or expense (including the reasonable cost of investigating or defending any alleged loss, liability, damages, claim or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any Shares, based upon the 1933 Act, the 1940 Act or any other statute or common law, alleging (a) any wrongful act of the Distributor or any of its employees or (b) that any sales literature, advertisements, information, statements or representations used or made by the Distributor or any of its affiliates or employees or that the registration statement, prospectus, statement of additional information, (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading, insofar as the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case (i) is the indemnity of the Distributor in favor of the Trust or any person indemnified to be deemed to protect the Trust or any person against any liability to which the Trust or such person would otherwise be subject by reason of willful misfeasance, bad faith or negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement, or (ii) is the Distributor to be liable under its indemnity agreement contained in this paragraph with respect to any claim made against the Trust or any person indemnified unless the Trust or person, as the case may be, shall have notified the Distributor in writing of the claim promptly after the summons or other first written notification giving information of the nature of the claim shall have been served upon the Trust or any such person (or after the Trust or such person shall have received notice of service on any designated agent). However, failure to notify the Distributor of any claim shall not relieve the Distributor from any liability which it may have to the Fund or any person against whom the action is brought otherwise than on account of its indemnity agreement contained in this paragraph. In the case of any notice to the Distributor it shall be entitled to participate, at its own expense, in the defense or, if it so elects, to assume the defense of any suit brought to enforce the claim, and if the Distributor elects to assume the defense, the defense shall be consulted by counsel chosen by it and satisfactory to the Trust, to its officers and to any controlling person(s) or defendant(s) in the suit. In the event that the Distributor elects to assume the defense of any suit and retain counsel, the Trust or controlling person(s), defendant(s) in the suit, shall bear the fees and expense of any additional counsel retained by them. If the Distributor does not elect to assume the defense of any suit, it will reimburse the Trust, officers or controlling person(s), defendant(s) in the suit, for the reasonable fees and expenses of any counsel retained by them. The Distributor agrees to notify the Trust promptly of the commencement of any litigation or proceedings against it in connection with the Trust and sale of any of the Shares.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

The descriptions of Agilex Advisers under the captions "Management of the Fund" in the Prospectus and in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

The information as to the managing members and officers of Agilex Advisers is set forth in Agilex Adviser's Form ADV filed with the SEC May 8, 2003 (File No. 801-61261), as amended through the date hereof, which is incorporated by reference.

ITEM 27.  PRINCIPAL UNDERWRITERS.

     (a) The sole principal underwriter for the Fund is ALPS which acts as distributor for the Registrant and the following other funds: Westcore Trust, Financial Investors Trust, First Funds Trust, Firsthand Funds Trust, Stonebridge Funds Trust, SPDR Trust, MidCap SPDR Trust, Select Sector SPDR Trust, DIAMONDS Trust, Nasdaq 100 Trust, BLDRS Index Funds Trust, Ameristock Mutual Fund, Inc., Davis Park Series Trust,
          Financial Investors Variable Insurance Trust, State Street Institutional Investment Trust, Accessor Funds, Inc., W.P. Stewart & Co. Growth Fund, Inc., Holland Series Fund, Inc., Williams Capital Management Trust, and ETF Advisors Trust.

     (b) To the best of Registrant's knowledge, the directors and executive officers of ALPS, the distributor for the Registrant, are as follows:

     Name and Principal    Positions and Offices     Positions and Offices with
     Business Address*     with Registrant           Underwriter
     -----------------     ---------------           -----------
     W. Robert Alexander   None                      Chairman, Chief Executive
                                                     Officer and Secretary
     Thomas A. Carter      None                      Chief Financial Officer and
                                                     Director
     Edmund J. Burke       None                      President and Director
     Jeremy O. May         None                      Senior Vice President and
                                                     Director
     Robert Szydlowski     None                      Vice President
     Rick A. Pederson      None                      Director
     Chris Woessner        None                      Director

     * All addresses are 1625 Broadway, Suite 2200, Denver, Colorado 80202.

     (c)  Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained as follows: journals, ledgers, securities records and other original records are maintained principally at the offices of JPMorgan Chase Bank, 4 Metrotech Center, Brooklyn, New York 11245, the Registrant's

Custodian. All other records so required to be maintained are maintained at the offices of AGILEX ADVISERS, 1200 South Pine Island Road, Suite 300, Plantation, Florida 33324.

ITEM 29.  MANAGEMENT SERVICES.

Not applicable.

ITEM 30.  UNDERTAKINGS

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 5 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Plantation and State of Florida, on the 19th day of March, 2004.

                                    AGILEX FUNDS

                                    By:   /s/ Larry B. Schweiger
                                          ------------------------------
                                          Larry B. Schweiger
                                          Chairman and President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                                  TITLE              DATE

1.  Principal Executive Officer:           Chairman and       March 19, 2004
                                           President
/s/ Larry B. Schweiger
-----------------------------
Larry B. Schweiger


2.  Principal Financial and Accounting     Treasurer          March 19, 2004
    Officer:

/s/ Charles F. Fistel
-----------------------------
Charles F. Fistel

3.  Trustees                               Trustees           March 19, 2004

      Larry B. Schweiger
      R. Carol Casey*
      Ali Fatemi*

      /s/ Larry B. Schweiger
     --------------------------
      Larry B. Schweiger
      *(Attorney-in-fact)

                                  EXHIBIT INDEX



Exhibit (a)(4)                              Certificate of Amendment
                                            to Certificate of Trust